UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2010

Item 1. Reports to Stockholders

Fidelity®
Convertible Securities
Fund

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	.93%
Actual		$ 1,000.00	$ 1,068.10	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,020.29	$ 4.68
Class T	1.20%
Actual		$ 1,000.00	$ 1,066.20	$ 6.18
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.04
Class B	1.74%
Actual		$ 1,000.00	$ 1,063.40	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,016.26	$ 8.75
Class C	1.74%
Actual		$ 1,000.00	$ 1,063.60	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,016.26	$ 8.75
Convertible Securities	.65%
Actual		$ 1,000.00	$ 1,069.00	$ 3.35
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Institutional Class	.67%
Actual		$ 1,000.00	$ 1,069.10	$ 3.46
HypotheticalA		$ 1,000.00	$ 1,021.59	$ 3.38

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
El Paso Corp. 4.99%	5.1	4.5
Wells Fargo & Co. 7.50%	4.9	4.5
Peabody Energy Corp. 4.75% 12/15/66	4.6	4.9
Celanese Corp. Class A	3.7	0.0
Bank of America Corp.	3.1	3.5
Intel Corp. 3.25% 8/1/39	3.0	0.8
Chesapeake Energy Corp. 2.5% 5/15/37	2.4	2.5
Ford Motor Co. 4.25% 11/15/16	2.4	0.0
Bank of America Corp. Series L, 7.25%	1.9	1.7
Hertz Global Holdings, Inc. 5.25% 6/1/14	1.9	1.7
	33.0
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	19.2	17.9
Information Technology	17.5	17.2
Financials	16.7	14.2
Industrials	11.8	9.1
Consumer Discretionary	10.6	6.7
Asset Allocation (% of fund's net assets)
As of May 31, 2010 *		As of November 30, 2009 **
	Convertible Securities 82.1%		Convertible Securities 80.7%
	Stocks 14.0%		Stocks 9.5%
	Nonconvertible Bonds 0.4%		Nonconvertible Bonds 1.4%
	Short-Term Investments and Net Other Assets 3.1%		Short-Term Investments and Net Other Assets 7.7%
	Floating Rate Loans 0.4%		Floating Rate Loans 0.7%
* Foreign investments	3.5%	** Foreign investments	3.3%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 62.8%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 62.4%
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.0%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 1,166
Automobiles - 2.4%
Ford Motor Co. 4.25% 11/15/16	40,000	56,244
Diversified Consumer Services - 0.7%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	490	1,033
Regis Corp. 5% 7/15/14	4,230	5,687
Stewart Enterprises, Inc. 3.375% 7/15/16 (g)	11,000	9,584
		16,304
Hotels, Restaurants & Leisure - 1.3%
MGM Mirage, Inc. 4.25% 4/15/15 (g)	6,300	5,808
WMS Industries, Inc.:
2.75% 7/15/10 (g)	4,000	14,054
2.75% 7/15/10	2,800	9,838
		29,700
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	590	1,201
Media - 1.7%
Regal Entertainment Group 6.25% 3/15/11 (g)	19,297	19,538
Virgin Media, Inc. 6.5% 11/15/16	8,000	9,082
XM Satellite Radio, Inc. 7% 12/1/14 (g)	10,000	9,850
		38,470
Specialty Retail - 0.7%
Asbury Automotive Group, Inc. 3% 9/15/12 (g)	3,000	2,831
Charming Shoppes, Inc. 1.125% 5/1/14	10,000	7,950
Sonic Automotive, Inc. 5% 10/1/29	1,180	1,220
United Auto Group, Inc. 3.5% 4/1/26	4,533	4,550
		16,551
TOTAL CONSUMER DISCRETIONARY		159,636
CONSUMER STAPLES - 4.6%
Beverages - 0.6%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	14,861
Food & Staples Retailing - 2.4%
Nash-Finch Co. 1.6314% 3/15/35 (d)	24,480	10,634
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp. 8.5% 5/15/15	$ 34,100	$ 31,244
The Pantry, Inc. 3% 11/15/12	14,000	12,871
		54,749
Food Products - 1.6%
Smithfield Foods, Inc. 4% 6/30/13	22,250	22,486
Tyson Foods, Inc. 3.25% 10/15/13	13,000	15,486
		37,972
TOTAL CONSUMER STAPLES		107,582
ENERGY - 13.4%
Energy Equipment & Services - 2.5%
Exterran Holdings, Inc. 4.25% 6/15/14	10,000	12,678
Global Industries Ltd. 2.75% 8/1/27 (g)	10,000	6,250
Hercules Offshore, Inc. 3.375% 6/1/38 (d)	30,000	22,308
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(g)	5,000	3,970
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	5,961
SESI LLC 1.5% 12/15/26 (d)(g)	7,000	6,467
		57,634
Oil, Gas & Consumable Fuels - 10.9%
Alpha Natural Resources, Inc. 2.375% 4/15/15	25,000	25,040
Chesapeake Energy Corp. 2.5% 5/15/37	70,250	56,404
Goodrich Petroleum Corp. 3.25% 12/1/26	6,000	5,640
International Coal Group, Inc. 4% 4/1/17	2,160	2,172
Massey Energy Co. 3.25% 8/1/15	5,000	4,128
Peabody Energy Corp. 4.75% 12/15/66	107,250	107,518
Pioneer Natural Resources Co. 2.875% 1/15/38	20,000	23,875
Quicksilver Resources, Inc. 1.875% 11/1/24 (g)	14,500	14,897
Western Refining, Inc. 5.75% 6/15/14	17,810	13,641
		253,315
TOTAL ENERGY		310,949
FINANCIALS - 1.3%
Diversified Financial Services - 1.3%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	30,000	28,800
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 5.3%
Health Care Equipment & Supplies - 3.4%
Beckman Coulter, Inc. 2.5% 12/15/36 (g)	$ 8,500	$ 9,095
Inverness Medical Innovations, Inc.:
3% 5/15/16 (g)	21,000	20,790
3% 5/15/16	10,000	9,900
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	15,000	15,359
Medtronic, Inc. 1.625% 4/15/13	16,000	16,290
SonoSite, Inc. 3.75% 7/15/14	7,000	7,135
		78,569
Health Care Providers & Services - 0.2%
Omnicare, Inc. 3.25% 12/15/35	7,000	5,749
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	3,809
Pharmaceuticals - 1.5%
Biovail Corp. 5.375% 8/1/14	10,000	11,891
Nektar Therapeutics 3.25% 9/28/12	9,000	8,488
Valeant Pharmaceuticals International 4% 11/15/13	10,000	15,200
		35,579
TOTAL HEALTH CARE		123,706
INDUSTRIALS - 11.8%
Aerospace & Defense - 0.9%
Alliant Techsystems, Inc. 2.75% 9/15/11	14,000	13,799
GenCorp, Inc. 4.0625% 12/31/39 (g)	7,830	7,027
		20,826
Airlines - 3.5%
AirTran Holdings, Inc. 7% 7/1/23	10,000	10,125
AMR Corp. 6.25% 10/15/14	7,990	8,380
Continental Airlines, Inc. 4.5% 1/15/15	9,280	11,554
U.S. Airways Group, Inc. 7.25% 5/15/14	11,200	23,449
UAL Corp.:
4.5% 6/30/21 (g)	10,500	10,215
4.5% 6/30/21	5,000	4,865
6% 10/15/29	3,600	8,729
US Airways Group, Inc. 7% 9/30/20 (g)	4,810	4,792
		82,109
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 1.0%
Metalico, Inc. 7% 4/30/28	$ 32,500	$ 24,050
Construction & Engineering - 0.4%
MasTec, Inc. 4.25% 12/15/14 (g)	8,000	8,200
Electrical Equipment - 2.0%
C&D Technologies, Inc.:
5.25% 11/1/25 (g)	4,400	3,306
5.25% 11/1/25	32,596	24,488
Evergreen Solar, Inc. 4% 7/15/13	4,000	1,360
General Cable Corp. 4.5% 11/15/29 (d)	14,800	15,610
SunPower Corp. 4.75% 4/15/14	2,020	1,603
		46,367
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,440	2,437
Machinery - 1.1%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	4,613
2.375% 5/15/26	8,000	6,710
Terex Corp. 4% 6/1/15	1,090	1,639
Trinity Industries, Inc. 3.875% 6/1/36	15,000	12,188
		25,150
Marine - 0.9%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (g)	34,000	21,080
Road & Rail - 1.9%
Hertz Global Holdings, Inc. 5.25% 6/1/14	28,000	43,067
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	960	1,205
TOTAL INDUSTRIALS		274,491
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 2.0%
CommScope, Inc. 3.25% 7/1/15	10,000	12,070
Finisar Corp. 5% 10/15/29 (g)	2,500	3,972
JDS Uniphase Corp. 1% 5/15/26 (g)	14,000	12,390
L-3 Communications Corp. 3% 8/1/35	3,000	3,034
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc. 2.875% 6/15/25	$ 10,000	$ 8,275
Symmetricom, Inc. 3.25% 6/15/25	5,214	5,214
		44,955
Computers & Peripherals - 1.6%
EMC Corp. 1.75% 12/1/13 (g)	17,000	21,664
Hutchinson Technology, Inc. 3.25% 1/15/26	5,000	4,125
SanDisk Corp. 1% 5/15/13	13,000	11,603
		37,392
Electronic Equipment & Components - 1.1%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	4,344
Itron, Inc. 2.5% 8/1/26	5,000	5,713
Newport Corp. 2.5% 2/15/12 (g)	3,750	3,506
SYNNEX Corp. 4% 5/15/18 (g)	10,000	11,123
		24,686
Internet Software & Services - 0.4%
VeriSign, Inc. 3.25% 8/15/37	10,000	9,375
IT Services - 1.7%
Alliance Data Systems Corp. 4.75% 5/15/14 (g)	10,200	16,448
BearingPoint, Inc. 3.1% 12/15/24 (c)(g)	8,000	0
CACI International, Inc. 2.125% 5/1/14	6,000	6,008
DST Systems, Inc. 4.125% 8/15/23	8,100	7,877
Telvent GIT SA 5.5% 4/15/15 (g)	10,000	9,700
		40,033
Semiconductors & Semiconductor Equipment - 8.2%
Advanced Micro Devices, Inc. 6% 5/1/15	25,000	24,158
Amkor Technology, Inc. 6% 4/15/14	10,890	26,157
Intel Corp. 3.25% 8/1/39 (g)	58,000	69,533
Micron Technology, Inc. 4.25% 10/15/13	6,130	11,731
ON Semiconductor Corp.:
1.875% 12/15/25 (g)	3,750	4,495
2.625% 12/15/26	35,330	34,888
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	11,219
Xilinx, Inc. 3.125% 3/15/37	10,000	8,838
		191,019
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.4%
Nuance Communications, Inc. 2.75% 8/15/27	$ 9,085	$ 9,925
TOTAL INFORMATION TECHNOLOGY		357,385
MATERIALS - 1.7%
Chemicals - 0.8%
Ferro Corp. 6.5% 8/15/13	20,000	19,350
Containers & Packaging - 0.2%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)	5,010	4,834
Metals & Mining - 0.7%
ArcelorMittal SA 5% 5/15/14	2,170	2,684
Goldcorp, Inc. 2% 8/1/14 (g)	5,000	5,863
Newmont Mining Corp. 1.625% 7/15/17	5,000	6,542
Steel Dynamics, Inc. 5.125% 6/15/14	860	965
		16,054
TOTAL MATERIALS		40,238
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. 7% 3/15/15	10,000	10,688
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	6,593
		17,281
Wireless Telecommunication Services - 1.2%
Leap Wireless International, Inc. 4.5% 7/15/14	33,000	27,720
TOTAL TELECOMMUNICATION SERVICES		45,001
TOTAL CONVERTIBLE BONDS		1,447,788
Nonconvertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Ambassadors International, Inc. 10% 1/15/12 pay-in-kind (g)	2,278	2,278
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 0.3%
Consumer Finance - 0.3%
GMAC LLC:
7.5% 12/31/13	$ 4,264	$ 4,168
8% 12/31/18	3,812	3,621
		7,789
TOTAL NONCONVERTIBLE BONDS		10,067
TOTAL CORPORATE BONDS (Cost $1,446,680)		1,457,855
Common Stocks - 14.0%
	Shares
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
Johnson Controls, Inc.	344,134	9,818
Diversified Consumer Services - 0.4%
Service Corp. International	1,143,000	9,761
Hotels, Restaurants & Leisure - 0.6%
Ambassadors International, Inc. (a)(f)	1,843,012	922
Las Vegas Sands Corp. (a)(e)	558,200	13,107
		14,029
Media - 0.0%
HMH Holdings, Inc. (a)(j)	52,880	370
HMH Holdings, Inc. warrants 3/9/17 (a)	164,823	165
		535
TOTAL CONSUMER DISCRETIONARY		34,143
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
McMoRan Exploration Co. (a)(e)	450,000	4,838
FINANCIALS - 6.4%
Commercial Banks - 3.3%
Huntington Bancshares, Inc.	5,820,500	35,854
KeyCorp	5,214,100	41,817
		77,671
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.1%
Bank of America Corp.	4,481,985	$ 70,546
TOTAL FINANCIALS		148,217
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.8%
Finisar Corp. (a)(e)	1,174,120	17,847
Electronic Equipment & Components - 0.4%
Viasystems Group, Inc. (a)	366,429	6,786
Viasystems Group, Inc. (a)(g)	183,214	3,054
		9,840
Semiconductors & Semiconductor Equipment - 0.9%
Amkor Technology, Inc. (a)	843,200	5,742
ON Semiconductor Corp. (a)	2,169,500	15,859
		21,601
TOTAL INFORMATION TECHNOLOGY		49,288
MATERIALS - 3.7%
Chemicals - 3.7%
Celanese Corp. Class A	2,961,930	84,919
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	167,000	3,899
TOTAL COMMON STOCKS (Cost $272,357)		325,304
Convertible Preferred Stocks - 19.7%

CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.9%
Ford Motor Co. Capital Trust II 6.50%	450,000	20,493
Leisure Equipment & Products - 0.6%
Callaway Golf Co. 7.50% (g)	100,000	13,363
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.7%
Interpublic Group of Companies, Inc. 5.25%	10,000	$ 8,304
LodgeNet Entertainment Corp. 10.00% (g)	4,997	7,754
		16,058
TOTAL CONSUMER DISCRETIONARY		49,914
CONSUMER STAPLES - 1.9%
Food Products - 1.9%
Archer Daniels Midland Co. 6.25%	600,000	21,552
Bunge Ltd.:
4.875%	237,000	18,456
5.125%	10,000	4,823
		44,831
ENERGY - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
El Paso Corp.:
4.99% (g)	119,290	117,712
4.99%	10,000	9,868
Goodrich Petroleum Corp. 5.375%	100,000	2,692
		130,272
FINANCIALS - 8.3%
Commercial Banks - 5.0%
Huntington Bancshares, Inc. 8.50%	2,100	2,058
Wells Fargo & Co. 7.50%	120,550	113,076
		115,134
Diversified Financial Services - 3.0%
Bank of America Corp. Series L, 7.25%	47,085	43,554
Citigroup, Inc. 7.50%	215,400	25,770
		69,324
Insurance - 0.3%
Assured Guaranty Ltd. 8.50%	100,000	7,014
TOTAL FINANCIALS		191,472
Convertible Preferred Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 1.7%
Health Care Providers & Services - 1.7%
Tenet Healthcare Corp. 7.00%	40,000	$ 40,418
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $487,748)		456,907
Floating Rate Loans - 0.4%
Principal Amount (000s)
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
CCO Holdings, LLC Tranche 3LN, term loan 2.7556% 9/6/14 (h) (Cost $8,052)	$ 9,000	8,100
Money Market Funds - 3.9%
	Shares
Fidelity® Cash Central Fund, 0.23% (i)	59,103,633	59,104
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(i)	30,112,100	30,112
TOTAL MONEY MARKET FUNDS (Cost $89,216)		89,216
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $2,304,053)		2,337,382
NET OTHER ASSETS - (0.8)%		(17,448)
NET ASSETS - 100%		$ 2,319,934
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $519,529,000 or 22.4% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $370,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
HMH Holdings, Inc.	8/1/08 - 12/31/09	$ 6,902
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 116
Fidelity Securities Lending Cash Central Fund	29
Total	$ 145
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ambassadors International, Inc.	$ 758	$ -	$ -	$ -	$ 922
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 84,057	$ 33,608	$ 50,284	$ 165
Consumer Staples	44,831	-	44,831	-
Energy	135,110	4,838	130,272	-
Financials	339,689	217,541	122,148	-
Health Care	40,418	-	40,418	-
Information Technology	49,288	46,234	3,054	-
Materials	84,919	84,919	-	-
Utilities	3,899	3,899	-	-
Corporate Bonds	1,457,855	-	1,455,577	2,278
Floating Rate Loans	8,100	-	8,100	-
Money Market Funds	89,216	89,216	-	-
Total Investments in Securities:	$ 2,337,382	$ 480,255	$ 1,854,684	$ 2,443
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,577
Total Realized Gain (Loss)	6,233
Total Unrealized Gain (Loss)	1,260
Cost of Purchases	140
Proceeds of Sales	(9,558)
Amortization/Accretion	791
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,443
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 117

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	4.6%
BBB	3.2%
BB	13.4%
B	16.3%
CCC,CC,C	10.9%
Not Rated	14.8%
Equities	33.7%
Short-Term Investments and Net Other Assets	3.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $373,212,000 of which $52,524,000 and $320,688,000 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending November 30, 2010 approximately $499,000 of losses recognized during the period November 1, 2009 to November 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $29,021) - See accompanying schedule: Unaffiliated issuers (cost $2,210,197)	$ 2,247,244
Fidelity Central Funds (cost $89,216)	89,216
Other affiliated issuers (cost $4,640)	922
Total Investments (cost $2,304,053)		$ 2,337,382
Receivable for fund shares sold		1,480
Dividends receivable		3,559
Interest receivable		14,425
Distributions receivable from Fidelity Central Funds		20
Prepaid expenses		2
Total assets		2,356,868

Liabilities
Payable for investments purchased	$ 4,194
Payable for fund shares redeemed	1,254
Accrued management fee	667
Distribution fees payable	8
Other affiliated payables	658
Other payables and accrued expenses	41
Collateral on securities loaned, at value	30,112
Total liabilities		36,934

Net Assets		$ 2,319,934
Net Assets consist of:
Paid in capital		$ 2,586,263
Undistributed net investment income		22,482
Accumulated undistributed net realized gain (loss) on investments		(322,140)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		33,329
Net Assets		$ 2,319,934

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,982.4 ÷ 448.542 shares)	$ 22.26

Maximum offering price per share (100/94.25 of $22.26)	$ 23.62
Class T: Net Asset Value and redemption price per share ($2,889.5 ÷ 129.872 shares)	$ 22.25

Maximum offering price per share (100/96.50 of $22.25)	$ 23.06
Class B: Net Asset Value and offering price per share ($1,144.7 ÷ 51.567 shares)A	$ 22.20

Class C: Net Asset Value and offering price per share ($3,585.7 ÷ 161.594 shares)A	$ 22.19

Convertible Securities: Net Asset Value, offering price and redemption price per share ($2,293,653.3 ÷ 102,799.726 shares)	$ 22.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,678.7 ÷ 389.238 shares)	$ 22.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 18,124
Interest		32,101
Income from Fidelity Central Funds		145
Total income		50,370

Expenses
Management fee Basic fee	$ 5,613
Performance adjustment	(554)
Transfer agent fees	2,415
Distribution fees	36
Accounting and security lending fees	377
Custodian fees and expenses	20
Independent trustees' compensation	7
Registration fees	117
Audit	41
Legal	15
Miscellaneous	18
Total expenses before reductions	8,105
Expense reductions	(46)	8,059
Net investment income (loss)		42,311
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,858
Capital gain distribution from Fidelity Central Funds	1
Total net realized gain (loss)		56,859
Change in net unrealized appreciation (depreciation) on investment securities		62,252
Net gain (loss)		119,111
Net increase (decrease) in net assets resulting from operations		$ 161,422

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,311	$ 101,950
Net realized gain (loss)	56,859	(232,140)
Change in net unrealized appreciation (depreciation)	62,252	1,040,568
Net increase (decrease) in net assets resulting from operations	161,422	910,378
Distributions to shareholders from net investment income	(49,664)	(103,307)
Share transactions - net increase (decrease)	(144,502)	106,423
Total increase (decrease) in net assets	(32,744)	913,494

Net Assets
Beginning of period	2,352,678	1,439,184
End of period (including undistributed net investment income of $22,482 and undistributed net investment income of $29,835, respectively)	$ 2,319,934	$ 2,352,678

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Year ended November 30,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.36	.58
Net realized and unrealized gain (loss)	1.08	8.53
Total from investment operations	1.44	9.11
Distributions from net investment income	(.43)	(.65)
Net asset value, end of period	$ 22.26	$ 21.25
Total Return B, C, D	6.81%	72.83%
Ratios to Average Net Assets F, I
Expenses before reductions	.93% A	1.04% A
Expenses net of fee waivers, if any	.93% A	1.04% A
Expenses net of all reductions	.93% A	1.04% A
Net investment income (loss)	3.18% A	3.70% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 6
Portfolio turnover rate G	36% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Year ended November 30,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.33	.57
Net realized and unrealized gain (loss)	1.07	8.52
Total from investment operations	1.40	9.09
Distributions from net investment income	(.40)	(.63)
Net asset value, end of period	$ 22.25	$ 21.25
Total Return B, C, D	6.62%	72.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.20% A	1.25% A
Expenses net of fee waivers, if any	1.20% A	1.25% A
Expenses net of all reductions	1.20% A	1.25% A
Net investment income (loss)	2.91% A	3.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 2
Portfolio turnover rate G	36% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Year ended November 30,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.22	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.27	.50
Net realized and unrealized gain (loss)	1.07	8.51
Total from investment operations	1.34	9.01
Distributions from net investment income	(.36)	(.58)
Net asset value, end of period	$ 22.20	$ 21.22
Total Return B, C, D	6.34%	71.85%
Ratios to Average Net Assets F, I
Expenses before reductions	1.74% A	1.78% A
Expenses net of fee waivers, if any	1.74% A	1.78% A
Expenses net of all reductions	1.74% A	1.78% A
Net investment income (loss)	2.37% A	3.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1
Portfolio turnover rate G	36% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Year ended November 30,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.20	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.27	.47
Net realized and unrealized gain (loss)	1.07	8.53
Total from investment operations	1.34	9.00
Distributions from net investment income	(.35)	(.59)
Net asset value, end of period	$ 22.19	$ 21.20
Total Return B, C, D	6.36%	71.81%
Ratios to Average Net Assets F, I
Expenses before reductions	1.74% A	1.80% A
Expenses net of fee waivers, if any	1.74% A	1.80% A
Expenses net of all reductions	1.74% A	1.80% A
Net investment income (loss)	2.37% A	3.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 2
Portfolio turnover rate G	36% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Convertible Securities

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 21.30	$ 13.55	$ 28.71	$ 25.21	$ 22.14	$ 21.06
Income from Investment Operations
Net investment income (loss) D	.39	.96	.76	.59	.49	.41
Net realized and unrealized gain (loss)	1.07	7.78	(14.43)	3.43	3.09	1.03
Total from investment operations	1.46	8.74	(13.67)	4.02	3.58	1.44
Distributions from net investment income	(.45)	(.99)	(.64)	(.50)	(.50)	(.34)
Distributions from net realized gain	-	-	(.85)	(.02)	(.01)	(.02)
Total distributions	(.45)	(.99)	(1.49)	(.52)	(.51)	(.36)
Net asset value, end of period	$ 22.31	$ 21.30	$ 13.55	$ 28.71	$ 25.21	$ 22.14
Total Return B, C	6.90%	67.65%	(50.09)%	16.02%	16.38%	6.91%
Ratios to Average Net Assets E, G
Expenses before reductions	.66% A	.70%	.78%	.79%	.83%	.70%
Expenses net of fee waivers, if any	.65% A	.69%	.78%	.79%	.83%	.70%
Expenses net of all reductions	.65% A	.69%	.78%	.79%	.83%	.69%
Net investment income (loss)	3.46% A	5.59%	3.06%	2.11%	2.09%	1.95%
Supplemental Data
Net assets, end of period (in millions)	$ 2,294	$ 2,340	$ 1,439	$ 2,919	$ 2,083	$ 1,754
Portfolio turnover rate F	36% A	31%	39%	24%	35%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Year ended November 30,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.29	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.38	.63
Net realized and unrealized gain (loss)	1.09	8.54
Total from investment operations	1.47	9.17
Distributions from net investment income	(.46)	(.67)
Total distributions	(.46)	(.67)
Net asset value, end of period	$ 22.30	$ 21.29
Total Return B, C	6.91%	73.31%
Ratios to Average Net Assets E, H
Expenses before reductions	.67% A	.73% A
Expenses net of fee waivers, if any	.67% A	.73% A
Expenses net of all reductions	.67% A	.73% A
Net investment income (loss)	3.44% A	4.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 3
Portfolio turnover rate F	36% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Convertible Securities and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. The change in estimate has no impact on total net asset or total return of the fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 217,040
Gross unrealized depreciation	(177,080)
Net unrealized appreciation (depreciation)	$ 39,960

Tax cost	$ 2,297,422

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $407,796 and $452,345, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Convertible Securities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 11	$ 1
Class T	.25%	.25%	7	-
Class B	.75%	.25%	5	4
Class C	.75%	.25%	13	8
			$ 36	$ 13

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13
Class T	1
Class B*	1
Class C*	-
$ 15

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 10.22
Class T	3.23
Class B	1.28
Class C	4.28
Convertible Securities	2,392.20
Institutional Class	5.21
	$ 2,415

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $29.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Convertible Securities operating expenses. During the period, this reimbursement reduced the Class' expenses by $45. Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009 A
From net investment income
Class A	$ 170	$ 62
Class T	42	28
Class B	14	9
Class C	37	24
Convertible Securities	49,322	103,134
Institutional Class	79	50
Total	$ 49,664	$ 103,307

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009 A	Six months ended May 31, 2010	Year ended November 30, 2009 A
Class A
Shares sold	423	306	$ 9,565	$ 5,806
Reinvestment of distributions	7	3	155	54
Shares redeemed	(251)	(39)	(5,839)	(801)
Net increase (decrease)	179	270	$ 3,881	$ 5,059
Class T
Shares sold	192	95	$ 4,469	$ 1,656
Reinvestment of distributions	2	2	41	27
Shares redeemed	(155)	(6)	(3,432)	(110)
Net increase (decrease)	39	91	$ 1,078	$ 1,573
Class B
Shares sold	34	30	$ 773	$ 491
Reinvestment of distributions	-	-	10	8
Shares redeemed	(12)	-	(278)	(5)
Net increase (decrease)	22	30	$ 505	$ 494
Class C
Shares sold	98	91	$ 2,187	$ 1,573
Reinvestment of distributions	1	1	33	23
Shares redeemed	(16)	(13)	(356)	(248)
Net increase (decrease)	83	79	$ 1,864	$ 1,348
Convertible Securities
Shares sold	11,644	36,051	$ 262,941	$ 630,445
Reinvestment of distributions	2,014	6,070	44,619	92,808
Shares redeemed	(20,710)	(38,505)	(464,975)	(627,813)
Net increase (decrease)	(7,052)	3,616	$ (157,415)	$ 95,440
Institutional Class
Shares sold	282	173	$ 6,453	$ 3,107
Reinvestment of distributions	3	2	70	44
Shares redeemed	(41)	(30)	(938)	(642)
Net increase (decrease)	244	145	$ 5,585	$ 2,509

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

CVS-USAN-0710
1.786810.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Convertible Securities
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2010

Class A, Class T, Class B, and Class C are classes of Fidelity® Convertible Securities Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	.93%
Actual		$ 1,000.00	$ 1,068.10	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,020.29	$ 4.68
Class T	1.20%
Actual		$ 1,000.00	$ 1,066.20	$ 6.18
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.04
Class B	1.74%
Actual		$ 1,000.00	$ 1,063.40	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,016.26	$ 8.75
Class C	1.74%
Actual		$ 1,000.00	$ 1,063.60	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,016.26	$ 8.75
Convertible Securities	.65%
Actual		$ 1,000.00	$ 1,069.00	$ 3.35
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Institutional Class	.67%
Actual		$ 1,000.00	$ 1,069.10	$ 3.46
HypotheticalA		$ 1,000.00	$ 1,021.59	$ 3.38

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
El Paso Corp. 4.99%	5.1	4.5
Wells Fargo & Co. 7.50%	4.9	4.5
Peabody Energy Corp. 4.75% 12/15/66	4.6	4.9
Celanese Corp. Class A	3.7	0.0
Bank of America Corp.	3.1	3.5
Intel Corp. 3.25% 8/1/39	3.0	0.8
Chesapeake Energy Corp. 2.5% 5/15/37	2.4	2.5
Ford Motor Co. 4.25% 11/15/16	2.4	0.0
Bank of America Corp. Series L, 7.25%	1.9	1.7
Hertz Global Holdings, Inc. 5.25% 6/1/14	1.9	1.7
	33.0
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	19.2	17.9
Information Technology	17.5	17.2
Financials	16.7	14.2
Industrials	11.8	9.1
Consumer Discretionary	10.6	6.7
Asset Allocation (% of fund's net assets)
As of May 31, 2010 *		As of November 30, 2009 **
	Convertible Securities 82.1%		Convertible Securities 80.7%
	Stocks 14.0%		Stocks 9.5%
	Nonconvertible Bonds 0.4%		Nonconvertible Bonds 1.4%
	Short-Term Investments and Net Other Assets 3.1%		Short-Term Investments and Net Other Assets 7.7%
	Floating Rate Loans 0.4%		Floating Rate Loans 0.7%
* Foreign investments	3.5%	** Foreign investments	3.3%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 62.8%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 62.4%
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.0%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 1,166
Automobiles - 2.4%
Ford Motor Co. 4.25% 11/15/16	40,000	56,244
Diversified Consumer Services - 0.7%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	490	1,033
Regis Corp. 5% 7/15/14	4,230	5,687
Stewart Enterprises, Inc. 3.375% 7/15/16 (g)	11,000	9,584
		16,304
Hotels, Restaurants & Leisure - 1.3%
MGM Mirage, Inc. 4.25% 4/15/15 (g)	6,300	5,808
WMS Industries, Inc.:
2.75% 7/15/10 (g)	4,000	14,054
2.75% 7/15/10	2,800	9,838
		29,700
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	590	1,201
Media - 1.7%
Regal Entertainment Group 6.25% 3/15/11 (g)	19,297	19,538
Virgin Media, Inc. 6.5% 11/15/16	8,000	9,082
XM Satellite Radio, Inc. 7% 12/1/14 (g)	10,000	9,850
		38,470
Specialty Retail - 0.7%
Asbury Automotive Group, Inc. 3% 9/15/12 (g)	3,000	2,831
Charming Shoppes, Inc. 1.125% 5/1/14	10,000	7,950
Sonic Automotive, Inc. 5% 10/1/29	1,180	1,220
United Auto Group, Inc. 3.5% 4/1/26	4,533	4,550
		16,551
TOTAL CONSUMER DISCRETIONARY		159,636
CONSUMER STAPLES - 4.6%
Beverages - 0.6%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	14,861
Food & Staples Retailing - 2.4%
Nash-Finch Co. 1.6314% 3/15/35 (d)	24,480	10,634
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp. 8.5% 5/15/15	$ 34,100	$ 31,244
The Pantry, Inc. 3% 11/15/12	14,000	12,871
		54,749
Food Products - 1.6%
Smithfield Foods, Inc. 4% 6/30/13	22,250	22,486
Tyson Foods, Inc. 3.25% 10/15/13	13,000	15,486
		37,972
TOTAL CONSUMER STAPLES		107,582
ENERGY - 13.4%
Energy Equipment & Services - 2.5%
Exterran Holdings, Inc. 4.25% 6/15/14	10,000	12,678
Global Industries Ltd. 2.75% 8/1/27 (g)	10,000	6,250
Hercules Offshore, Inc. 3.375% 6/1/38 (d)	30,000	22,308
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(g)	5,000	3,970
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	5,961
SESI LLC 1.5% 12/15/26 (d)(g)	7,000	6,467
		57,634
Oil, Gas & Consumable Fuels - 10.9%
Alpha Natural Resources, Inc. 2.375% 4/15/15	25,000	25,040
Chesapeake Energy Corp. 2.5% 5/15/37	70,250	56,404
Goodrich Petroleum Corp. 3.25% 12/1/26	6,000	5,640
International Coal Group, Inc. 4% 4/1/17	2,160	2,172
Massey Energy Co. 3.25% 8/1/15	5,000	4,128
Peabody Energy Corp. 4.75% 12/15/66	107,250	107,518
Pioneer Natural Resources Co. 2.875% 1/15/38	20,000	23,875
Quicksilver Resources, Inc. 1.875% 11/1/24 (g)	14,500	14,897
Western Refining, Inc. 5.75% 6/15/14	17,810	13,641
		253,315
TOTAL ENERGY		310,949
FINANCIALS - 1.3%
Diversified Financial Services - 1.3%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	30,000	28,800
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 5.3%
Health Care Equipment & Supplies - 3.4%
Beckman Coulter, Inc. 2.5% 12/15/36 (g)	$ 8,500	$ 9,095
Inverness Medical Innovations, Inc.:
3% 5/15/16 (g)	21,000	20,790
3% 5/15/16	10,000	9,900
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	15,000	15,359
Medtronic, Inc. 1.625% 4/15/13	16,000	16,290
SonoSite, Inc. 3.75% 7/15/14	7,000	7,135
		78,569
Health Care Providers & Services - 0.2%
Omnicare, Inc. 3.25% 12/15/35	7,000	5,749
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	3,809
Pharmaceuticals - 1.5%
Biovail Corp. 5.375% 8/1/14	10,000	11,891
Nektar Therapeutics 3.25% 9/28/12	9,000	8,488
Valeant Pharmaceuticals International 4% 11/15/13	10,000	15,200
		35,579
TOTAL HEALTH CARE		123,706
INDUSTRIALS - 11.8%
Aerospace & Defense - 0.9%
Alliant Techsystems, Inc. 2.75% 9/15/11	14,000	13,799
GenCorp, Inc. 4.0625% 12/31/39 (g)	7,830	7,027
		20,826
Airlines - 3.5%
AirTran Holdings, Inc. 7% 7/1/23	10,000	10,125
AMR Corp. 6.25% 10/15/14	7,990	8,380
Continental Airlines, Inc. 4.5% 1/15/15	9,280	11,554
U.S. Airways Group, Inc. 7.25% 5/15/14	11,200	23,449
UAL Corp.:
4.5% 6/30/21 (g)	10,500	10,215
4.5% 6/30/21	5,000	4,865
6% 10/15/29	3,600	8,729
US Airways Group, Inc. 7% 9/30/20 (g)	4,810	4,792
		82,109
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 1.0%
Metalico, Inc. 7% 4/30/28	$ 32,500	$ 24,050
Construction & Engineering - 0.4%
MasTec, Inc. 4.25% 12/15/14 (g)	8,000	8,200
Electrical Equipment - 2.0%
C&D Technologies, Inc.:
5.25% 11/1/25 (g)	4,400	3,306
5.25% 11/1/25	32,596	24,488
Evergreen Solar, Inc. 4% 7/15/13	4,000	1,360
General Cable Corp. 4.5% 11/15/29 (d)	14,800	15,610
SunPower Corp. 4.75% 4/15/14	2,020	1,603
		46,367
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,440	2,437
Machinery - 1.1%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	4,613
2.375% 5/15/26	8,000	6,710
Terex Corp. 4% 6/1/15	1,090	1,639
Trinity Industries, Inc. 3.875% 6/1/36	15,000	12,188
		25,150
Marine - 0.9%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (g)	34,000	21,080
Road & Rail - 1.9%
Hertz Global Holdings, Inc. 5.25% 6/1/14	28,000	43,067
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	960	1,205
TOTAL INDUSTRIALS		274,491
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 2.0%
CommScope, Inc. 3.25% 7/1/15	10,000	12,070
Finisar Corp. 5% 10/15/29 (g)	2,500	3,972
JDS Uniphase Corp. 1% 5/15/26 (g)	14,000	12,390
L-3 Communications Corp. 3% 8/1/35	3,000	3,034
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc. 2.875% 6/15/25	$ 10,000	$ 8,275
Symmetricom, Inc. 3.25% 6/15/25	5,214	5,214
		44,955
Computers & Peripherals - 1.6%
EMC Corp. 1.75% 12/1/13 (g)	17,000	21,664
Hutchinson Technology, Inc. 3.25% 1/15/26	5,000	4,125
SanDisk Corp. 1% 5/15/13	13,000	11,603
		37,392
Electronic Equipment & Components - 1.1%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	4,344
Itron, Inc. 2.5% 8/1/26	5,000	5,713
Newport Corp. 2.5% 2/15/12 (g)	3,750	3,506
SYNNEX Corp. 4% 5/15/18 (g)	10,000	11,123
		24,686
Internet Software & Services - 0.4%
VeriSign, Inc. 3.25% 8/15/37	10,000	9,375
IT Services - 1.7%
Alliance Data Systems Corp. 4.75% 5/15/14 (g)	10,200	16,448
BearingPoint, Inc. 3.1% 12/15/24 (c)(g)	8,000	0
CACI International, Inc. 2.125% 5/1/14	6,000	6,008
DST Systems, Inc. 4.125% 8/15/23	8,100	7,877
Telvent GIT SA 5.5% 4/15/15 (g)	10,000	9,700
		40,033
Semiconductors & Semiconductor Equipment - 8.2%
Advanced Micro Devices, Inc. 6% 5/1/15	25,000	24,158
Amkor Technology, Inc. 6% 4/15/14	10,890	26,157
Intel Corp. 3.25% 8/1/39 (g)	58,000	69,533
Micron Technology, Inc. 4.25% 10/15/13	6,130	11,731
ON Semiconductor Corp.:
1.875% 12/15/25 (g)	3,750	4,495
2.625% 12/15/26	35,330	34,888
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	11,219
Xilinx, Inc. 3.125% 3/15/37	10,000	8,838
		191,019
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.4%
Nuance Communications, Inc. 2.75% 8/15/27	$ 9,085	$ 9,925
TOTAL INFORMATION TECHNOLOGY		357,385
MATERIALS - 1.7%
Chemicals - 0.8%
Ferro Corp. 6.5% 8/15/13	20,000	19,350
Containers & Packaging - 0.2%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)	5,010	4,834
Metals & Mining - 0.7%
ArcelorMittal SA 5% 5/15/14	2,170	2,684
Goldcorp, Inc. 2% 8/1/14 (g)	5,000	5,863
Newmont Mining Corp. 1.625% 7/15/17	5,000	6,542
Steel Dynamics, Inc. 5.125% 6/15/14	860	965
		16,054
TOTAL MATERIALS		40,238
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. 7% 3/15/15	10,000	10,688
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	6,593
		17,281
Wireless Telecommunication Services - 1.2%
Leap Wireless International, Inc. 4.5% 7/15/14	33,000	27,720
TOTAL TELECOMMUNICATION SERVICES		45,001
TOTAL CONVERTIBLE BONDS		1,447,788
Nonconvertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Ambassadors International, Inc. 10% 1/15/12 pay-in-kind (g)	2,278	2,278
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 0.3%
Consumer Finance - 0.3%
GMAC LLC:
7.5% 12/31/13	$ 4,264	$ 4,168
8% 12/31/18	3,812	3,621
		7,789
TOTAL NONCONVERTIBLE BONDS		10,067
TOTAL CORPORATE BONDS (Cost $1,446,680)		1,457,855
Common Stocks - 14.0%
	Shares
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
Johnson Controls, Inc.	344,134	9,818
Diversified Consumer Services - 0.4%
Service Corp. International	1,143,000	9,761
Hotels, Restaurants & Leisure - 0.6%
Ambassadors International, Inc. (a)(f)	1,843,012	922
Las Vegas Sands Corp. (a)(e)	558,200	13,107
		14,029
Media - 0.0%
HMH Holdings, Inc. (a)(j)	52,880	370
HMH Holdings, Inc. warrants 3/9/17 (a)	164,823	165
		535
TOTAL CONSUMER DISCRETIONARY		34,143
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
McMoRan Exploration Co. (a)(e)	450,000	4,838
FINANCIALS - 6.4%
Commercial Banks - 3.3%
Huntington Bancshares, Inc.	5,820,500	35,854
KeyCorp	5,214,100	41,817
		77,671
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.1%
Bank of America Corp.	4,481,985	$ 70,546
TOTAL FINANCIALS		148,217
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.8%
Finisar Corp. (a)(e)	1,174,120	17,847
Electronic Equipment & Components - 0.4%
Viasystems Group, Inc. (a)	366,429	6,786
Viasystems Group, Inc. (a)(g)	183,214	3,054
		9,840
Semiconductors & Semiconductor Equipment - 0.9%
Amkor Technology, Inc. (a)	843,200	5,742
ON Semiconductor Corp. (a)	2,169,500	15,859
		21,601
TOTAL INFORMATION TECHNOLOGY		49,288
MATERIALS - 3.7%
Chemicals - 3.7%
Celanese Corp. Class A	2,961,930	84,919
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	167,000	3,899
TOTAL COMMON STOCKS (Cost $272,357)		325,304
Convertible Preferred Stocks - 19.7%

CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.9%
Ford Motor Co. Capital Trust II 6.50%	450,000	20,493
Leisure Equipment & Products - 0.6%
Callaway Golf Co. 7.50% (g)	100,000	13,363
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.7%
Interpublic Group of Companies, Inc. 5.25%	10,000	$ 8,304
LodgeNet Entertainment Corp. 10.00% (g)	4,997	7,754
		16,058
TOTAL CONSUMER DISCRETIONARY		49,914
CONSUMER STAPLES - 1.9%
Food Products - 1.9%
Archer Daniels Midland Co. 6.25%	600,000	21,552
Bunge Ltd.:
4.875%	237,000	18,456
5.125%	10,000	4,823
		44,831
ENERGY - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
El Paso Corp.:
4.99% (g)	119,290	117,712
4.99%	10,000	9,868
Goodrich Petroleum Corp. 5.375%	100,000	2,692
		130,272
FINANCIALS - 8.3%
Commercial Banks - 5.0%
Huntington Bancshares, Inc. 8.50%	2,100	2,058
Wells Fargo & Co. 7.50%	120,550	113,076
		115,134
Diversified Financial Services - 3.0%
Bank of America Corp. Series L, 7.25%	47,085	43,554
Citigroup, Inc. 7.50%	215,400	25,770
		69,324
Insurance - 0.3%
Assured Guaranty Ltd. 8.50%	100,000	7,014
TOTAL FINANCIALS		191,472
Convertible Preferred Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 1.7%
Health Care Providers & Services - 1.7%
Tenet Healthcare Corp. 7.00%	40,000	$ 40,418
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $487,748)		456,907
Floating Rate Loans - 0.4%
Principal Amount (000s)
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
CCO Holdings, LLC Tranche 3LN, term loan 2.7556% 9/6/14 (h) (Cost $8,052)	$ 9,000	8,100
Money Market Funds - 3.9%
	Shares
Fidelity® Cash Central Fund, 0.23% (i)	59,103,633	59,104
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(i)	30,112,100	30,112
TOTAL MONEY MARKET FUNDS (Cost $89,216)		89,216
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $2,304,053)		2,337,382
NET OTHER ASSETS - (0.8)%		(17,448)
NET ASSETS - 100%		$ 2,319,934
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $519,529,000 or 22.4% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $370,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
HMH Holdings, Inc.	8/1/08 - 12/31/09	$ 6,902
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 116
Fidelity Securities Lending Cash Central Fund	29
Total	$ 145
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ambassadors International, Inc.	$ 758	$ -	$ -	$ -	$ 922
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 84,057	$ 33,608	$ 50,284	$ 165
Consumer Staples	44,831	-	44,831	-
Energy	135,110	4,838	130,272	-
Financials	339,689	217,541	122,148	-
Health Care	40,418	-	40,418	-
Information Technology	49,288	46,234	3,054	-
Materials	84,919	84,919	-	-
Utilities	3,899	3,899	-	-
Corporate Bonds	1,457,855	-	1,455,577	2,278
Floating Rate Loans	8,100	-	8,100	-
Money Market Funds	89,216	89,216	-	-
Total Investments in Securities:	$ 2,337,382	$ 480,255	$ 1,854,684	$ 2,443
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,577
Total Realized Gain (Loss)	6,233
Total Unrealized Gain (Loss)	1,260
Cost of Purchases	140
Proceeds of Sales	(9,558)
Amortization/Accretion	791
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,443
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 117

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	4.6%
BBB	3.2%
BB	13.4%
B	16.3%
CCC,CC,C	10.9%
Not Rated	14.8%
Equities	33.7%
Short-Term Investments and Net Other Assets	3.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $373,212,000 of which $52,524,000 and $320,688,000 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending November 30, 2010 approximately $499,000 of losses recognized during the period November 1, 2009 to November 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $29,021) - See accompanying schedule: Unaffiliated issuers (cost $2,210,197)	$ 2,247,244
Fidelity Central Funds (cost $89,216)	89,216
Other affiliated issuers (cost $4,640)	922
Total Investments (cost $2,304,053)		$ 2,337,382
Receivable for fund shares sold		1,480
Dividends receivable		3,559
Interest receivable		14,425
Distributions receivable from Fidelity Central Funds		20
Prepaid expenses		2
Total assets		2,356,868

Liabilities
Payable for investments purchased	$ 4,194
Payable for fund shares redeemed	1,254
Accrued management fee	667
Distribution fees payable	8
Other affiliated payables	658
Other payables and accrued expenses	41
Collateral on securities loaned, at value	30,112
Total liabilities		36,934

Net Assets		$ 2,319,934
Net Assets consist of:
Paid in capital		$ 2,586,263
Undistributed net investment income		22,482
Accumulated undistributed net realized gain (loss) on investments		(322,140)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		33,329
Net Assets		$ 2,319,934

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,982.4 ÷ 448.542 shares)	$ 22.26

Maximum offering price per share (100/94.25 of $22.26)	$ 23.62
Class T: Net Asset Value and redemption price per share ($2,889.5 ÷ 129.872 shares)	$ 22.25

Maximum offering price per share (100/96.50 of $22.25)	$ 23.06
Class B: Net Asset Value and offering price per share ($1,144.7 ÷ 51.567 shares)A	$ 22.20

Class C: Net Asset Value and offering price per share ($3,585.7 ÷ 161.594 shares)A	$ 22.19

Convertible Securities: Net Asset Value, offering price and redemption price per share ($2,293,653.3 ÷ 102,799.726 shares)	$ 22.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,678.7 ÷ 389.238 shares)	$ 22.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 18,124
Interest		32,101
Income from Fidelity Central Funds		145
Total income		50,370

Expenses
Management fee Basic fee	$ 5,613
Performance adjustment	(554)
Transfer agent fees	2,415
Distribution fees	36
Accounting and security lending fees	377
Custodian fees and expenses	20
Independent trustees' compensation	7
Registration fees	117
Audit	41
Legal	15
Miscellaneous	18
Total expenses before reductions	8,105
Expense reductions	(46)	8,059
Net investment income (loss)		42,311
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,858
Capital gain distribution from Fidelity Central Funds	1
Total net realized gain (loss)		56,859
Change in net unrealized appreciation (depreciation) on investment securities		62,252
Net gain (loss)		119,111
Net increase (decrease) in net assets resulting from operations		$ 161,422

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,311	$ 101,950
Net realized gain (loss)	56,859	(232,140)
Change in net unrealized appreciation (depreciation)	62,252	1,040,568
Net increase (decrease) in net assets resulting from operations	161,422	910,378
Distributions to shareholders from net investment income	(49,664)	(103,307)
Share transactions - net increase (decrease)	(144,502)	106,423
Total increase (decrease) in net assets	(32,744)	913,494

Net Assets
Beginning of period	2,352,678	1,439,184
End of period (including undistributed net investment income of $22,482 and undistributed net investment income of $29,835, respectively)	$ 2,319,934	$ 2,352,678

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Year ended November 30,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.36	.58
Net realized and unrealized gain (loss)	1.08	8.53
Total from investment operations	1.44	9.11
Distributions from net investment income	(.43)	(.65)
Net asset value, end of period	$ 22.26	$ 21.25
Total Return B, C, D	6.81%	72.83%
Ratios to Average Net Assets F, I
Expenses before reductions	.93% A	1.04% A
Expenses net of fee waivers, if any	.93% A	1.04% A
Expenses net of all reductions	.93% A	1.04% A
Net investment income (loss)	3.18% A	3.70% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 6
Portfolio turnover rate G	36% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Year ended November 30,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.33	.57
Net realized and unrealized gain (loss)	1.07	8.52
Total from investment operations	1.40	9.09
Distributions from net investment income	(.40)	(.63)
Net asset value, end of period	$ 22.25	$ 21.25
Total Return B, C, D	6.62%	72.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.20% A	1.25% A
Expenses net of fee waivers, if any	1.20% A	1.25% A
Expenses net of all reductions	1.20% A	1.25% A
Net investment income (loss)	2.91% A	3.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 2
Portfolio turnover rate G	36% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Year ended November 30,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.22	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.27	.50
Net realized and unrealized gain (loss)	1.07	8.51
Total from investment operations	1.34	9.01
Distributions from net investment income	(.36)	(.58)
Net asset value, end of period	$ 22.20	$ 21.22
Total Return B, C, D	6.34%	71.85%
Ratios to Average Net Assets F, I
Expenses before reductions	1.74% A	1.78% A
Expenses net of fee waivers, if any	1.74% A	1.78% A
Expenses net of all reductions	1.74% A	1.78% A
Net investment income (loss)	2.37% A	3.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1
Portfolio turnover rate G	36% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Year ended November 30,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.20	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.27	.47
Net realized and unrealized gain (loss)	1.07	8.53
Total from investment operations	1.34	9.00
Distributions from net investment income	(.35)	(.59)
Net asset value, end of period	$ 22.19	$ 21.20
Total Return B, C, D	6.36%	71.81%
Ratios to Average Net Assets F, I
Expenses before reductions	1.74% A	1.80% A
Expenses net of fee waivers, if any	1.74% A	1.80% A
Expenses net of all reductions	1.74% A	1.80% A
Net investment income (loss)	2.37% A	3.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 2
Portfolio turnover rate G	36% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Convertible Securities

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 21.30	$ 13.55	$ 28.71	$ 25.21	$ 22.14	$ 21.06
Income from Investment Operations
Net investment income (loss) D	.39	.96	.76	.59	.49	.41
Net realized and unrealized gain (loss)	1.07	7.78	(14.43)	3.43	3.09	1.03
Total from investment operations	1.46	8.74	(13.67)	4.02	3.58	1.44
Distributions from net investment income	(.45)	(.99)	(.64)	(.50)	(.50)	(.34)
Distributions from net realized gain	-	-	(.85)	(.02)	(.01)	(.02)
Total distributions	(.45)	(.99)	(1.49)	(.52)	(.51)	(.36)
Net asset value, end of period	$ 22.31	$ 21.30	$ 13.55	$ 28.71	$ 25.21	$ 22.14
Total Return B, C	6.90%	67.65%	(50.09)%	16.02%	16.38%	6.91%
Ratios to Average Net Assets E, G
Expenses before reductions	.66% A	.70%	.78%	.79%	.83%	.70%
Expenses net of fee waivers, if any	.65% A	.69%	.78%	.79%	.83%	.70%
Expenses net of all reductions	.65% A	.69%	.78%	.79%	.83%	.69%
Net investment income (loss)	3.46% A	5.59%	3.06%	2.11%	2.09%	1.95%
Supplemental Data
Net assets, end of period (in millions)	$ 2,294	$ 2,340	$ 1,439	$ 2,919	$ 2,083	$ 1,754
Portfolio turnover rate F	36% A	31%	39%	24%	35%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Year ended November 30,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.29	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.38	.63
Net realized and unrealized gain (loss)	1.09	8.54
Total from investment operations	1.47	9.17
Distributions from net investment income	(.46)	(.67)
Total distributions	(.46)	(.67)
Net asset value, end of period	$ 22.30	$ 21.29
Total Return B, C	6.91%	73.31%
Ratios to Average Net Assets E, H
Expenses before reductions	.67% A	.73% A
Expenses net of fee waivers, if any	.67% A	.73% A
Expenses net of all reductions	.67% A	.73% A
Net investment income (loss)	3.44% A	4.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 3
Portfolio turnover rate F	36% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Convertible Securities and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. The change in estimate has no impact on total net asset or total return of the fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 217,040
Gross unrealized depreciation	(177,080)
Net unrealized appreciation (depreciation)	$ 39,960

Tax cost	$ 2,297,422

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $407,796 and $452,345, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Convertible Securities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 11	$ 1
Class T	.25%	.25%	7	-
Class B	.75%	.25%	5	4
Class C	.75%	.25%	13	8
			$ 36	$ 13

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13
Class T	1
Class B*	1
Class C*	-
$ 15

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 10.22
Class T	3.23
Class B	1.28
Class C	4.28
Convertible Securities	2,392.20
Institutional Class	5.21
	$ 2,415

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $29.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Convertible Securities operating expenses. During the period, this reimbursement reduced the Class' expenses by $45. Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009 A
From net investment income
Class A	$ 170	$ 62
Class T	42	28
Class B	14	9
Class C	37	24
Convertible Securities	49,322	103,134
Institutional Class	79	50
Total	$ 49,664	$ 103,307

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009 A	Six months ended May 31, 2010	Year ended November 30, 2009 A
Class A
Shares sold	423	306	$ 9,565	$ 5,806
Reinvestment of distributions	7	3	155	54
Shares redeemed	(251)	(39)	(5,839)	(801)
Net increase (decrease)	179	270	$ 3,881	$ 5,059
Class T
Shares sold	192	95	$ 4,469	$ 1,656
Reinvestment of distributions	2	2	41	27
Shares redeemed	(155)	(6)	(3,432)	(110)
Net increase (decrease)	39	91	$ 1,078	$ 1,573
Class B
Shares sold	34	30	$ 773	$ 491
Reinvestment of distributions	-	-	10	8
Shares redeemed	(12)	-	(278)	(5)
Net increase (decrease)	22	30	$ 505	$ 494
Class C
Shares sold	98	91	$ 2,187	$ 1,573
Reinvestment of distributions	1	1	33	23
Shares redeemed	(16)	(13)	(356)	(248)
Net increase (decrease)	83	79	$ 1,864	$ 1,348
Convertible Securities
Shares sold	11,644	36,051	$ 262,941	$ 630,445
Reinvestment of distributions	2,014	6,070	44,619	92,808
Shares redeemed	(20,710)	(38,505)	(464,975)	(627,813)
Net increase (decrease)	(7,052)	3,616	$ (157,415)	$ 95,440
Institutional Class
Shares sold	282	173	$ 6,453	$ 3,107
Reinvestment of distributions	3	2	70	44
Shares redeemed	(41)	(30)	(938)	(642)
Net increase (decrease)	244	145	$ 5,585	$ 2,509

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ACVS-USAN-0710
1.884069.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Convertible Securities
Fund - Institutional Class

Semiannual Report

May 31, 2010

Institutional Class is a class of Fidelity® Convertible
Securities Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	.93%
Actual		$ 1,000.00	$ 1,068.10	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,020.29	$ 4.68
Class T	1.20%
Actual		$ 1,000.00	$ 1,066.20	$ 6.18
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.04
Class B	1.74%
Actual		$ 1,000.00	$ 1,063.40	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,016.26	$ 8.75
Class C	1.74%
Actual		$ 1,000.00	$ 1,063.60	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,016.26	$ 8.75
Convertible Securities	.65%
Actual		$ 1,000.00	$ 1,069.00	$ 3.35
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Institutional Class	.67%
Actual		$ 1,000.00	$ 1,069.10	$ 3.46
HypotheticalA		$ 1,000.00	$ 1,021.59	$ 3.38

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
El Paso Corp. 4.99%	5.1	4.5
Wells Fargo & Co. 7.50%	4.9	4.5
Peabody Energy Corp. 4.75% 12/15/66	4.6	4.9
Celanese Corp. Class A	3.7	0.0
Bank of America Corp.	3.1	3.5
Intel Corp. 3.25% 8/1/39	3.0	0.8
Chesapeake Energy Corp. 2.5% 5/15/37	2.4	2.5
Ford Motor Co. 4.25% 11/15/16	2.4	0.0
Bank of America Corp. Series L, 7.25%	1.9	1.7
Hertz Global Holdings, Inc. 5.25% 6/1/14	1.9	1.7
	33.0
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	19.2	17.9
Information Technology	17.5	17.2
Financials	16.7	14.2
Industrials	11.8	9.1
Consumer Discretionary	10.6	6.7
Asset Allocation (% of fund's net assets)
As of May 31, 2010 *		As of November 30, 2009 **
	Convertible Securities 82.1%		Convertible Securities 80.7%
	Stocks 14.0%		Stocks 9.5%
	Nonconvertible Bonds 0.4%		Nonconvertible Bonds 1.4%
	Short-Term Investments and Net Other Assets 3.1%		Short-Term Investments and Net Other Assets 7.7%
	Floating Rate Loans 0.4%		Floating Rate Loans 0.7%
* Foreign investments	3.5%	** Foreign investments	3.3%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 62.8%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 62.4%
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.0%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 1,166
Automobiles - 2.4%
Ford Motor Co. 4.25% 11/15/16	40,000	56,244
Diversified Consumer Services - 0.7%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	490	1,033
Regis Corp. 5% 7/15/14	4,230	5,687
Stewart Enterprises, Inc. 3.375% 7/15/16 (g)	11,000	9,584
		16,304
Hotels, Restaurants & Leisure - 1.3%
MGM Mirage, Inc. 4.25% 4/15/15 (g)	6,300	5,808
WMS Industries, Inc.:
2.75% 7/15/10 (g)	4,000	14,054
2.75% 7/15/10	2,800	9,838
		29,700
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	590	1,201
Media - 1.7%
Regal Entertainment Group 6.25% 3/15/11 (g)	19,297	19,538
Virgin Media, Inc. 6.5% 11/15/16	8,000	9,082
XM Satellite Radio, Inc. 7% 12/1/14 (g)	10,000	9,850
		38,470
Specialty Retail - 0.7%
Asbury Automotive Group, Inc. 3% 9/15/12 (g)	3,000	2,831
Charming Shoppes, Inc. 1.125% 5/1/14	10,000	7,950
Sonic Automotive, Inc. 5% 10/1/29	1,180	1,220
United Auto Group, Inc. 3.5% 4/1/26	4,533	4,550
		16,551
TOTAL CONSUMER DISCRETIONARY		159,636
CONSUMER STAPLES - 4.6%
Beverages - 0.6%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	14,861
Food & Staples Retailing - 2.4%
Nash-Finch Co. 1.6314% 3/15/35 (d)	24,480	10,634
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp. 8.5% 5/15/15	$ 34,100	$ 31,244
The Pantry, Inc. 3% 11/15/12	14,000	12,871
		54,749
Food Products - 1.6%
Smithfield Foods, Inc. 4% 6/30/13	22,250	22,486
Tyson Foods, Inc. 3.25% 10/15/13	13,000	15,486
		37,972
TOTAL CONSUMER STAPLES		107,582
ENERGY - 13.4%
Energy Equipment & Services - 2.5%
Exterran Holdings, Inc. 4.25% 6/15/14	10,000	12,678
Global Industries Ltd. 2.75% 8/1/27 (g)	10,000	6,250
Hercules Offshore, Inc. 3.375% 6/1/38 (d)	30,000	22,308
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(g)	5,000	3,970
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	5,961
SESI LLC 1.5% 12/15/26 (d)(g)	7,000	6,467
		57,634
Oil, Gas & Consumable Fuels - 10.9%
Alpha Natural Resources, Inc. 2.375% 4/15/15	25,000	25,040
Chesapeake Energy Corp. 2.5% 5/15/37	70,250	56,404
Goodrich Petroleum Corp. 3.25% 12/1/26	6,000	5,640
International Coal Group, Inc. 4% 4/1/17	2,160	2,172
Massey Energy Co. 3.25% 8/1/15	5,000	4,128
Peabody Energy Corp. 4.75% 12/15/66	107,250	107,518
Pioneer Natural Resources Co. 2.875% 1/15/38	20,000	23,875
Quicksilver Resources, Inc. 1.875% 11/1/24 (g)	14,500	14,897
Western Refining, Inc. 5.75% 6/15/14	17,810	13,641
		253,315
TOTAL ENERGY		310,949
FINANCIALS - 1.3%
Diversified Financial Services - 1.3%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	30,000	28,800
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 5.3%
Health Care Equipment & Supplies - 3.4%
Beckman Coulter, Inc. 2.5% 12/15/36 (g)	$ 8,500	$ 9,095
Inverness Medical Innovations, Inc.:
3% 5/15/16 (g)	21,000	20,790
3% 5/15/16	10,000	9,900
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	15,000	15,359
Medtronic, Inc. 1.625% 4/15/13	16,000	16,290
SonoSite, Inc. 3.75% 7/15/14	7,000	7,135
		78,569
Health Care Providers & Services - 0.2%
Omnicare, Inc. 3.25% 12/15/35	7,000	5,749
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	3,809
Pharmaceuticals - 1.5%
Biovail Corp. 5.375% 8/1/14	10,000	11,891
Nektar Therapeutics 3.25% 9/28/12	9,000	8,488
Valeant Pharmaceuticals International 4% 11/15/13	10,000	15,200
		35,579
TOTAL HEALTH CARE		123,706
INDUSTRIALS - 11.8%
Aerospace & Defense - 0.9%
Alliant Techsystems, Inc. 2.75% 9/15/11	14,000	13,799
GenCorp, Inc. 4.0625% 12/31/39 (g)	7,830	7,027
		20,826
Airlines - 3.5%
AirTran Holdings, Inc. 7% 7/1/23	10,000	10,125
AMR Corp. 6.25% 10/15/14	7,990	8,380
Continental Airlines, Inc. 4.5% 1/15/15	9,280	11,554
U.S. Airways Group, Inc. 7.25% 5/15/14	11,200	23,449
UAL Corp.:
4.5% 6/30/21 (g)	10,500	10,215
4.5% 6/30/21	5,000	4,865
6% 10/15/29	3,600	8,729
US Airways Group, Inc. 7% 9/30/20 (g)	4,810	4,792
		82,109
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 1.0%
Metalico, Inc. 7% 4/30/28	$ 32,500	$ 24,050
Construction & Engineering - 0.4%
MasTec, Inc. 4.25% 12/15/14 (g)	8,000	8,200
Electrical Equipment - 2.0%
C&D Technologies, Inc.:
5.25% 11/1/25 (g)	4,400	3,306
5.25% 11/1/25	32,596	24,488
Evergreen Solar, Inc. 4% 7/15/13	4,000	1,360
General Cable Corp. 4.5% 11/15/29 (d)	14,800	15,610
SunPower Corp. 4.75% 4/15/14	2,020	1,603
		46,367
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,440	2,437
Machinery - 1.1%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	4,613
2.375% 5/15/26	8,000	6,710
Terex Corp. 4% 6/1/15	1,090	1,639
Trinity Industries, Inc. 3.875% 6/1/36	15,000	12,188
		25,150
Marine - 0.9%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (g)	34,000	21,080
Road & Rail - 1.9%
Hertz Global Holdings, Inc. 5.25% 6/1/14	28,000	43,067
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	960	1,205
TOTAL INDUSTRIALS		274,491
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 2.0%
CommScope, Inc. 3.25% 7/1/15	10,000	12,070
Finisar Corp. 5% 10/15/29 (g)	2,500	3,972
JDS Uniphase Corp. 1% 5/15/26 (g)	14,000	12,390
L-3 Communications Corp. 3% 8/1/35	3,000	3,034
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc. 2.875% 6/15/25	$ 10,000	$ 8,275
Symmetricom, Inc. 3.25% 6/15/25	5,214	5,214
		44,955
Computers & Peripherals - 1.6%
EMC Corp. 1.75% 12/1/13 (g)	17,000	21,664
Hutchinson Technology, Inc. 3.25% 1/15/26	5,000	4,125
SanDisk Corp. 1% 5/15/13	13,000	11,603
		37,392
Electronic Equipment & Components - 1.1%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	4,344
Itron, Inc. 2.5% 8/1/26	5,000	5,713
Newport Corp. 2.5% 2/15/12 (g)	3,750	3,506
SYNNEX Corp. 4% 5/15/18 (g)	10,000	11,123
		24,686
Internet Software & Services - 0.4%
VeriSign, Inc. 3.25% 8/15/37	10,000	9,375
IT Services - 1.7%
Alliance Data Systems Corp. 4.75% 5/15/14 (g)	10,200	16,448
BearingPoint, Inc. 3.1% 12/15/24 (c)(g)	8,000	0
CACI International, Inc. 2.125% 5/1/14	6,000	6,008
DST Systems, Inc. 4.125% 8/15/23	8,100	7,877
Telvent GIT SA 5.5% 4/15/15 (g)	10,000	9,700
		40,033
Semiconductors & Semiconductor Equipment - 8.2%
Advanced Micro Devices, Inc. 6% 5/1/15	25,000	24,158
Amkor Technology, Inc. 6% 4/15/14	10,890	26,157
Intel Corp. 3.25% 8/1/39 (g)	58,000	69,533
Micron Technology, Inc. 4.25% 10/15/13	6,130	11,731
ON Semiconductor Corp.:
1.875% 12/15/25 (g)	3,750	4,495
2.625% 12/15/26	35,330	34,888
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	11,219
Xilinx, Inc. 3.125% 3/15/37	10,000	8,838
		191,019
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.4%
Nuance Communications, Inc. 2.75% 8/15/27	$ 9,085	$ 9,925
TOTAL INFORMATION TECHNOLOGY		357,385
MATERIALS - 1.7%
Chemicals - 0.8%
Ferro Corp. 6.5% 8/15/13	20,000	19,350
Containers & Packaging - 0.2%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)	5,010	4,834
Metals & Mining - 0.7%
ArcelorMittal SA 5% 5/15/14	2,170	2,684
Goldcorp, Inc. 2% 8/1/14 (g)	5,000	5,863
Newmont Mining Corp. 1.625% 7/15/17	5,000	6,542
Steel Dynamics, Inc. 5.125% 6/15/14	860	965
		16,054
TOTAL MATERIALS		40,238
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. 7% 3/15/15	10,000	10,688
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	6,593
		17,281
Wireless Telecommunication Services - 1.2%
Leap Wireless International, Inc. 4.5% 7/15/14	33,000	27,720
TOTAL TELECOMMUNICATION SERVICES		45,001
TOTAL CONVERTIBLE BONDS		1,447,788
Nonconvertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Ambassadors International, Inc. 10% 1/15/12 pay-in-kind (g)	2,278	2,278
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 0.3%
Consumer Finance - 0.3%
GMAC LLC:
7.5% 12/31/13	$ 4,264	$ 4,168
8% 12/31/18	3,812	3,621
		7,789
TOTAL NONCONVERTIBLE BONDS		10,067
TOTAL CORPORATE BONDS (Cost $1,446,680)		1,457,855
Common Stocks - 14.0%
	Shares
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
Johnson Controls, Inc.	344,134	9,818
Diversified Consumer Services - 0.4%
Service Corp. International	1,143,000	9,761
Hotels, Restaurants & Leisure - 0.6%
Ambassadors International, Inc. (a)(f)	1,843,012	922
Las Vegas Sands Corp. (a)(e)	558,200	13,107
		14,029
Media - 0.0%
HMH Holdings, Inc. (a)(j)	52,880	370
HMH Holdings, Inc. warrants 3/9/17 (a)	164,823	165
		535
TOTAL CONSUMER DISCRETIONARY		34,143
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
McMoRan Exploration Co. (a)(e)	450,000	4,838
FINANCIALS - 6.4%
Commercial Banks - 3.3%
Huntington Bancshares, Inc.	5,820,500	35,854
KeyCorp	5,214,100	41,817
		77,671
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.1%
Bank of America Corp.	4,481,985	$ 70,546
TOTAL FINANCIALS		148,217
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.8%
Finisar Corp. (a)(e)	1,174,120	17,847
Electronic Equipment & Components - 0.4%
Viasystems Group, Inc. (a)	366,429	6,786
Viasystems Group, Inc. (a)(g)	183,214	3,054
		9,840
Semiconductors & Semiconductor Equipment - 0.9%
Amkor Technology, Inc. (a)	843,200	5,742
ON Semiconductor Corp. (a)	2,169,500	15,859
		21,601
TOTAL INFORMATION TECHNOLOGY		49,288
MATERIALS - 3.7%
Chemicals - 3.7%
Celanese Corp. Class A	2,961,930	84,919
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	167,000	3,899
TOTAL COMMON STOCKS (Cost $272,357)		325,304
Convertible Preferred Stocks - 19.7%

CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.9%
Ford Motor Co. Capital Trust II 6.50%	450,000	20,493
Leisure Equipment & Products - 0.6%
Callaway Golf Co. 7.50% (g)	100,000	13,363
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.7%
Interpublic Group of Companies, Inc. 5.25%	10,000	$ 8,304
LodgeNet Entertainment Corp. 10.00% (g)	4,997	7,754
		16,058
TOTAL CONSUMER DISCRETIONARY		49,914
CONSUMER STAPLES - 1.9%
Food Products - 1.9%
Archer Daniels Midland Co. 6.25%	600,000	21,552
Bunge Ltd.:
4.875%	237,000	18,456
5.125%	10,000	4,823
		44,831
ENERGY - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
El Paso Corp.:
4.99% (g)	119,290	117,712
4.99%	10,000	9,868
Goodrich Petroleum Corp. 5.375%	100,000	2,692
		130,272
FINANCIALS - 8.3%
Commercial Banks - 5.0%
Huntington Bancshares, Inc. 8.50%	2,100	2,058
Wells Fargo & Co. 7.50%	120,550	113,076
		115,134
Diversified Financial Services - 3.0%
Bank of America Corp. Series L, 7.25%	47,085	43,554
Citigroup, Inc. 7.50%	215,400	25,770
		69,324
Insurance - 0.3%
Assured Guaranty Ltd. 8.50%	100,000	7,014
TOTAL FINANCIALS		191,472
Convertible Preferred Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 1.7%
Health Care Providers & Services - 1.7%
Tenet Healthcare Corp. 7.00%	40,000	$ 40,418
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $487,748)		456,907
Floating Rate Loans - 0.4%
Principal Amount (000s)
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
CCO Holdings, LLC Tranche 3LN, term loan 2.7556% 9/6/14 (h) (Cost $8,052)	$ 9,000	8,100
Money Market Funds - 3.9%
	Shares
Fidelity® Cash Central Fund, 0.23% (i)	59,103,633	59,104
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(i)	30,112,100	30,112
TOTAL MONEY MARKET FUNDS (Cost $89,216)		89,216
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $2,304,053)		2,337,382
NET OTHER ASSETS - (0.8)%		(17,448)
NET ASSETS - 100%		$ 2,319,934
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $519,529,000 or 22.4% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $370,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
HMH Holdings, Inc.	8/1/08 - 12/31/09	$ 6,902
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 116
Fidelity Securities Lending Cash Central Fund	29
Total	$ 145
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ambassadors International, Inc.	$ 758	$ -	$ -	$ -	$ 922
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 84,057	$ 33,608	$ 50,284	$ 165
Consumer Staples	44,831	-	44,831	-
Energy	135,110	4,838	130,272	-
Financials	339,689	217,541	122,148	-
Health Care	40,418	-	40,418	-
Information Technology	49,288	46,234	3,054	-
Materials	84,919	84,919	-	-
Utilities	3,899	3,899	-	-
Corporate Bonds	1,457,855	-	1,455,577	2,278
Floating Rate Loans	8,100	-	8,100	-
Money Market Funds	89,216	89,216	-	-
Total Investments in Securities:	$ 2,337,382	$ 480,255	$ 1,854,684	$ 2,443
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,577
Total Realized Gain (Loss)	6,233
Total Unrealized Gain (Loss)	1,260
Cost of Purchases	140
Proceeds of Sales	(9,558)
Amortization/Accretion	791
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,443
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 117

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	4.6%
BBB	3.2%
BB	13.4%
B	16.3%
CCC,CC,C	10.9%
Not Rated	14.8%
Equities	33.7%
Short-Term Investments and Net Other Assets	3.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $373,212,000 of which $52,524,000 and $320,688,000 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending November 30, 2010 approximately $499,000 of losses recognized during the period November 1, 2009 to November 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $29,021) - See accompanying schedule: Unaffiliated issuers (cost $2,210,197)	$ 2,247,244
Fidelity Central Funds (cost $89,216)	89,216
Other affiliated issuers (cost $4,640)	922
Total Investments (cost $2,304,053)		$ 2,337,382
Receivable for fund shares sold		1,480
Dividends receivable		3,559
Interest receivable		14,425
Distributions receivable from Fidelity Central Funds		20
Prepaid expenses		2
Total assets		2,356,868

Liabilities
Payable for investments purchased	$ 4,194
Payable for fund shares redeemed	1,254
Accrued management fee	667
Distribution fees payable	8
Other affiliated payables	658
Other payables and accrued expenses	41
Collateral on securities loaned, at value	30,112
Total liabilities		36,934

Net Assets		$ 2,319,934
Net Assets consist of:
Paid in capital		$ 2,586,263
Undistributed net investment income		22,482
Accumulated undistributed net realized gain (loss) on investments		(322,140)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		33,329
Net Assets		$ 2,319,934

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,982.4 ÷ 448.542 shares)	$ 22.26

Maximum offering price per share (100/94.25 of $22.26)	$ 23.62
Class T: Net Asset Value and redemption price per share ($2,889.5 ÷ 129.872 shares)	$ 22.25

Maximum offering price per share (100/96.50 of $22.25)	$ 23.06
Class B: Net Asset Value and offering price per share ($1,144.7 ÷ 51.567 shares)A	$ 22.20

Class C: Net Asset Value and offering price per share ($3,585.7 ÷ 161.594 shares)A	$ 22.19

Convertible Securities: Net Asset Value, offering price and redemption price per share ($2,293,653.3 ÷ 102,799.726 shares)	$ 22.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,678.7 ÷ 389.238 shares)	$ 22.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 18,124
Interest		32,101
Income from Fidelity Central Funds		145
Total income		50,370

Expenses
Management fee Basic fee	$ 5,613
Performance adjustment	(554)
Transfer agent fees	2,415
Distribution fees	36
Accounting and security lending fees	377
Custodian fees and expenses	20
Independent trustees' compensation	7
Registration fees	117
Audit	41
Legal	15
Miscellaneous	18
Total expenses before reductions	8,105
Expense reductions	(46)	8,059
Net investment income (loss)		42,311
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,858
Capital gain distribution from Fidelity Central Funds	1
Total net realized gain (loss)		56,859
Change in net unrealized appreciation (depreciation) on investment securities		62,252
Net gain (loss)		119,111
Net increase (decrease) in net assets resulting from operations		$ 161,422

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,311	$ 101,950
Net realized gain (loss)	56,859	(232,140)
Change in net unrealized appreciation (depreciation)	62,252	1,040,568
Net increase (decrease) in net assets resulting from operations	161,422	910,378
Distributions to shareholders from net investment income	(49,664)	(103,307)
Share transactions - net increase (decrease)	(144,502)	106,423
Total increase (decrease) in net assets	(32,744)	913,494

Net Assets
Beginning of period	2,352,678	1,439,184
End of period (including undistributed net investment income of $22,482 and undistributed net investment income of $29,835, respectively)	$ 2,319,934	$ 2,352,678

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Year ended November 30,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.36	.58
Net realized and unrealized gain (loss)	1.08	8.53
Total from investment operations	1.44	9.11
Distributions from net investment income	(.43)	(.65)
Net asset value, end of period	$ 22.26	$ 21.25
Total Return B, C, D	6.81%	72.83%
Ratios to Average Net Assets F, I
Expenses before reductions	.93% A	1.04% A
Expenses net of fee waivers, if any	.93% A	1.04% A
Expenses net of all reductions	.93% A	1.04% A
Net investment income (loss)	3.18% A	3.70% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 6
Portfolio turnover rate G	36% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Year ended November 30,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.33	.57
Net realized and unrealized gain (loss)	1.07	8.52
Total from investment operations	1.40	9.09
Distributions from net investment income	(.40)	(.63)
Net asset value, end of period	$ 22.25	$ 21.25
Total Return B, C, D	6.62%	72.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.20% A	1.25% A
Expenses net of fee waivers, if any	1.20% A	1.25% A
Expenses net of all reductions	1.20% A	1.25% A
Net investment income (loss)	2.91% A	3.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 2
Portfolio turnover rate G	36% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Year ended November 30,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.22	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.27	.50
Net realized and unrealized gain (loss)	1.07	8.51
Total from investment operations	1.34	9.01
Distributions from net investment income	(.36)	(.58)
Net asset value, end of period	$ 22.20	$ 21.22
Total Return B, C, D	6.34%	71.85%
Ratios to Average Net Assets F, I
Expenses before reductions	1.74% A	1.78% A
Expenses net of fee waivers, if any	1.74% A	1.78% A
Expenses net of all reductions	1.74% A	1.78% A
Net investment income (loss)	2.37% A	3.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1
Portfolio turnover rate G	36% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Year ended November 30,
	(Unaudited)	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.20	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.27	.47
Net realized and unrealized gain (loss)	1.07	8.53
Total from investment operations	1.34	9.00
Distributions from net investment income	(.35)	(.59)
Net asset value, end of period	$ 22.19	$ 21.20
Total Return B, C, D	6.36%	71.81%
Ratios to Average Net Assets F, I
Expenses before reductions	1.74% A	1.80% A
Expenses net of fee waivers, if any	1.74% A	1.80% A
Expenses net of all reductions	1.74% A	1.80% A
Net investment income (loss)	2.37% A	3.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 2
Portfolio turnover rate G	36% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Convertible Securities

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 21.30	$ 13.55	$ 28.71	$ 25.21	$ 22.14	$ 21.06
Income from Investment Operations
Net investment income (loss) D	.39	.96	.76	.59	.49	.41
Net realized and unrealized gain (loss)	1.07	7.78	(14.43)	3.43	3.09	1.03
Total from investment operations	1.46	8.74	(13.67)	4.02	3.58	1.44
Distributions from net investment income	(.45)	(.99)	(.64)	(.50)	(.50)	(.34)
Distributions from net realized gain	-	-	(.85)	(.02)	(.01)	(.02)
Total distributions	(.45)	(.99)	(1.49)	(.52)	(.51)	(.36)
Net asset value, end of period	$ 22.31	$ 21.30	$ 13.55	$ 28.71	$ 25.21	$ 22.14
Total Return B, C	6.90%	67.65%	(50.09)%	16.02%	16.38%	6.91%
Ratios to Average Net Assets E, G
Expenses before reductions	.66% A	.70%	.78%	.79%	.83%	.70%
Expenses net of fee waivers, if any	.65% A	.69%	.78%	.79%	.83%	.70%
Expenses net of all reductions	.65% A	.69%	.78%	.79%	.83%	.69%
Net investment income (loss)	3.46% A	5.59%	3.06%	2.11%	2.09%	1.95%
Supplemental Data
Net assets, end of period (in millions)	$ 2,294	$ 2,340	$ 1,439	$ 2,919	$ 2,083	$ 1,754
Portfolio turnover rate F	36% A	31%	39%	24%	35%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Year ended November 30,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.29	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.38	.63
Net realized and unrealized gain (loss)	1.09	8.54
Total from investment operations	1.47	9.17
Distributions from net investment income	(.46)	(.67)
Total distributions	(.46)	(.67)
Net asset value, end of period	$ 22.30	$ 21.29
Total Return B, C	6.91%	73.31%
Ratios to Average Net Assets E, H
Expenses before reductions	.67% A	.73% A
Expenses net of fee waivers, if any	.67% A	.73% A
Expenses net of all reductions	.67% A	.73% A
Net investment income (loss)	3.44% A	4.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 3
Portfolio turnover rate F	36% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Convertible Securities and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. The change in estimate has no impact on total net asset or total return of the fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 217,040
Gross unrealized depreciation	(177,080)
Net unrealized appreciation (depreciation)	$ 39,960

Tax cost	$ 2,297,422

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $407,796 and $452,345, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Convertible Securities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 11	$ 1
Class T	.25%	.25%	7	-
Class B	.75%	.25%	5	4
Class C	.75%	.25%	13	8
			$ 36	$ 13

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13
Class T	1
Class B*	1
Class C*	-
$ 15

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 10.22
Class T	3.23
Class B	1.28
Class C	4.28
Convertible Securities	2,392.20
Institutional Class	5.21
	$ 2,415

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $29.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Convertible Securities operating expenses. During the period, this reimbursement reduced the Class' expenses by $45. Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009 A
From net investment income
Class A	$ 170	$ 62
Class T	42	28
Class B	14	9
Class C	37	24
Convertible Securities	49,322	103,134
Institutional Class	79	50
Total	$ 49,664	$ 103,307

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009 A	Six months ended May 31, 2010	Year ended November 30, 2009 A
Class A
Shares sold	423	306	$ 9,565	$ 5,806
Reinvestment of distributions	7	3	155	54
Shares redeemed	(251)	(39)	(5,839)	(801)
Net increase (decrease)	179	270	$ 3,881	$ 5,059
Class T
Shares sold	192	95	$ 4,469	$ 1,656
Reinvestment of distributions	2	2	41	27
Shares redeemed	(155)	(6)	(3,432)	(110)
Net increase (decrease)	39	91	$ 1,078	$ 1,573
Class B
Shares sold	34	30	$ 773	$ 491
Reinvestment of distributions	-	-	10	8
Shares redeemed	(12)	-	(278)	(5)
Net increase (decrease)	22	30	$ 505	$ 494
Class C
Shares sold	98	91	$ 2,187	$ 1,573
Reinvestment of distributions	1	1	33	23
Shares redeemed	(16)	(13)	(356)	(248)
Net increase (decrease)	83	79	$ 1,864	$ 1,348
Convertible Securities
Shares sold	11,644	36,051	$ 262,941	$ 630,445
Reinvestment of distributions	2,014	6,070	44,619	92,808
Shares redeemed	(20,710)	(38,505)	(464,975)	(627,813)
Net increase (decrease)	(7,052)	3,616	$ (157,415)	$ 95,440
Institutional Class
Shares sold	282	173	$ 6,453	$ 3,107
Reinvestment of distributions	3	2	70	44
Shares redeemed	(41)	(30)	(938)	(642)
Net increase (decrease)	244	145	$ 5,585	$ 2,509

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ACVSI-USAN-0710
1.884061.101

Fidelity®
Equity-Income II
Fund

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Equity-Income II	.69%
Actual		$ 1,000.00	$ 1,003.90	$ 3.45
Hypothetical A		$ 1,000.00	$ 1,021.49	$ 3.48
Class K	.54%
Actual		$ 1,000.00	$ 1,005.30	$ 2.70
Hypothetical A		$ 1,000.00	$ 1,022.24	$ 2.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.7	4.2
Bank of America Corp.	3.6	3.1
Wells Fargo & Co.	3.4	3.3
Exxon Mobil Corp.	3.2	2.8
PNC Financial Services Group, Inc.	2.5	2.0
Chevron Corp.	2.4	3.2
AT&T, Inc.	2.4	3.1
Pfizer, Inc.	2.1	2.5
Toll Brothers, Inc.	1.8	1.6
Verizon Communications, Inc.	1.7	1.7
	26.8
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.7	26.0
Consumer Discretionary	16.2	14.8
Energy	15.2	16.1
Industrials	10.6	10.3
Information Technology	7.0	7.4
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 97.9%		Stocks 97.8%
	Convertible Securities 1.5%		Convertible Securities 1.5%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	12.2%	** Foreign investments	13.1%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.7%
Auto Components - 1.6%
ArvinMeritor, Inc. (a)	116,400	$ 1,692
Johnson Controls, Inc.	1,444,692	41,217
Michelin CGDE Series B	217,413	14,578
The Goodyear Tire & Rubber Co. (a)	2,016,500	23,996
		81,483
Automobiles - 1.5%
Bayerische Motoren Werke AG (BMW) (d)	154,222	7,203
Daimler AG (Germany) (a)	280,476	14,148
Fiat SpA	943,300	10,358
Harley-Davidson, Inc.	1,244,158	37,586
Thor Industries, Inc.	192,700	5,619
Winnebago Industries, Inc. (a)	374,600	4,544
		79,458
Diversified Consumer Services - 0.6%
Career Education Corp. (a)	142,982	4,003
H&R Block, Inc.	1,709,300	27,486
		31,489
Hotels, Restaurants & Leisure - 0.1%
Sands China Ltd.	4,090,800	6,063
Household Durables - 4.3%
KB Home	276,700	4,007
Lennar Corp. Class A	562,700	9,735
Newell Rubbermaid, Inc.	1,731,800	28,852
Pulte Group, Inc. (a)	639,300	7,122
Stanley Black & Decker, Inc.	680,186	37,948
Techtronic Industries Co. Ltd.	2,152,000	1,910
Toll Brothers, Inc. (a)	4,402,250	92,755
Whirlpool Corp.	376,088	39,279
		221,608
Internet & Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	776,284	10,068
Media - 2.9%
Belo Corp. Series A	912,073	6,631
Cablevision Systems Corp. - NY Group Class A	230,200	5,711
Comcast Corp. Class A	1,842,400	33,329
Informa PLC	1,805,725	9,924
Interpublic Group of Companies, Inc. (a)	943,600	7,879
The Walt Disney Co.	1,094,725	36,586
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.	1,430,717	$ 44,338
Vivendi	283,335	6,147
		150,545
Multiline Retail - 1.9%
Kohl's Corp. (a)	577,812	29,324
Macy's, Inc.	1,051,019	23,343
Target Corp.	726,100	39,594
Tuesday Morning Corp. (a)	468,400	2,651
		94,912
Specialty Retail - 2.5%
Home Depot, Inc.	2,012,800	68,153
Lowe's Companies, Inc.	979,600	24,245
OfficeMax, Inc. (a)	400,800	7,146
RadioShack Corp.	523,800	10,706
Staples, Inc.	907,116	19,521
		129,771
Textiles, Apparel & Luxury Goods - 0.1%
Phillips-Van Heusen Corp.	57,347	3,139
TOTAL CONSUMER DISCRETIONARY		808,536
CONSUMER STAPLES - 4.2%
Beverages - 0.9%
Carlsberg AS Series B (a)	194,588	14,868
The Coca-Cola Co.	655,600	33,698
		48,566
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	578,700	20,040
Kroger Co.	981,100	19,750
Walgreen Co.	350,300	11,224
Winn-Dixie Stores, Inc. (a)	547,110	6,128
		57,142
Food Products - 0.6%
Nestle SA	618,607	28,060
Household Products - 0.7%
Procter & Gamble Co.	586,800	35,848
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.1%
Avon Products, Inc.	138,119	$ 3,659
Herbalife Ltd.	51,800	2,339
		5,998
Tobacco - 0.8%
Philip Morris International, Inc.	927,959	40,942
TOTAL CONSUMER STAPLES		216,556
ENERGY - 15.2%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	676,863	25,816
Halliburton Co.	704,200	17,485
Nabors Industries Ltd. (a)	910,300	17,323
Noble Corp.	838,700	24,381
Pride International, Inc. (a)	401,529	9,946
Schlumberger Ltd.	511,676	28,731
		123,682
Oil, Gas & Consumable Fuels - 12.8%
Anadarko Petroleum Corp.	455,698	23,847
Apache Corp.	204,000	18,266
BP PLC sponsored ADR	88,600	3,805
Chevron Corp.	1,677,070	123,885
Cloud Peak Energy, Inc.	174,700	2,579
ConocoPhillips	1,148,100	59,540
CONSOL Energy, Inc.	523,000	19,079
Devon Energy Corp.	204,786	13,076
EOG Resources, Inc.	319,786	33,526
Exxon Mobil Corp.	2,763,167	167,061
Marathon Oil Corp.	738,368	22,956
Occidental Petroleum Corp.	529,795	43,713
Reliance Industries Ltd.	452,840	10,212
Royal Dutch Shell PLC:
Class A sponsored ADR	1,461,900	76,604
Class B ADR (a)	235,100	11,905
Southwestern Energy Co. (a)	694,430	26,118
Ultra Petroleum Corp. (a)	88,500	4,073
		660,245
TOTAL ENERGY		783,927
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 26.8%
Capital Markets - 4.7%
Bank of New York Mellon Corp.	1,395,110	$ 37,947
Bank Sarasin & Co. Ltd. Series B (Reg.)	107,678	3,924
Credit Suisse Group sponsored ADR (d)	104,400	4,039
Goldman Sachs Group, Inc.	399,500	57,632
Morgan Stanley	2,603,292	70,575
Nomura Holdings, Inc.	523,600	3,253
State Street Corp.	832,400	31,773
T. Rowe Price Group, Inc.	189,185	9,368
UBS AG (a)	621,000	8,348
UBS AG (NY Shares) (a)	1,144,135	15,251
		242,110
Commercial Banks - 9.0%
Associated Banc-Corp.	1,626,055	21,838
Barclays PLC	2,152,049	9,546
BB&T Corp.	236,100	7,140
Comerica, Inc.	455,900	17,370
Huntington Bancshares, Inc.	1,520,800	9,368
KeyCorp	3,049,074	24,454
Marshall & Ilsley Corp.	461,100	3,758
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	3,711,800	17,965
PNC Financial Services Group, Inc.	2,043,700	128,242
Standard Chartered PLC (United Kingdom)	370,378	8,815
Sumitomo Mitsui Financial Group, Inc.	107,700	3,195
U.S. Bancorp, Delaware	1,449,800	34,737
Wells Fargo & Co.	6,190,208	177,597
		464,025
Consumer Finance - 1.6%
American Express Co.	618,470	24,658
Capital One Financial Corp.	637,833	26,343
Discover Financial Services	1,721,000	23,147
SLM Corp. (a)	867,281	9,635
		83,783
Diversified Financial Services - 8.6%
Bank of America Corp.	11,837,473	186,322
Citigroup, Inc. (a)	10,516,064	41,644
CME Group, Inc.	15,088	4,778
JPMorgan Chase & Co.	4,725,253	187,029
Moody's Corp. (d)	1,086,290	22,269
		442,042
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 1.5%
ACE Ltd.	38,820	$ 1,908
Allstate Corp.	194,600	5,961
Berkshire Hathaway, Inc. Class B (a)	107,800	7,605
Hartford Financial Services Group, Inc.	376,900	9,449
Montpelier Re Holdings Ltd.	1,205,300	18,815
The First American Corp.	270,575	9,208
The Travelers Companies, Inc.	386,552	19,123
Unum Group	273,500	6,318
XL Capital Ltd. Class A	53,800	947
		79,334
Real Estate Investment Trusts - 0.8%
Boston Properties, Inc.	107,675	8,257
HCP, Inc.	837,700	26,689
Segro PLC	1,191,112	4,955
Simon Property Group, Inc.	17,057	1,450
		41,351
Real Estate Management & Development - 0.6%
Allgreen Properties Ltd.	2,732,000	1,971
CB Richard Ellis Group, Inc. Class A (a)	1,043,300	16,515
Indiabulls Real Estate Ltd. (a)	2,558,497	8,697
Unite Group PLC (a)	631,797	1,764
		28,947
TOTAL FINANCIALS		1,381,592
HEALTH CARE - 6.8%
Biotechnology - 0.9%
Amgen, Inc. (a)	547,300	28,339
Biogen Idec, Inc. (a)	220,870	10,476
Cephalon, Inc. (a)	120,500	7,093
Gilead Sciences, Inc. (a)	35,900	1,290
		47,198
Health Care Equipment & Supplies - 0.7%
C. R. Bard, Inc.	134,305	10,875
CareFusion Corp. (a)	761,943	19,369
Stryker Corp.	35,500	1,883
		32,127
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	714,600	20,773
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 4.8%
Johnson & Johnson	473,656	$ 27,614
Merck & Co., Inc.	2,507,228	84,469
Pfizer, Inc.	7,070,135	107,678
Sanofi-Aventis (d)	459,182	27,936
		247,697
TOTAL HEALTH CARE		347,795
INDUSTRIALS - 10.6%
Aerospace & Defense - 3.1%
Goodrich Corp.	89,358	6,201
Honeywell International, Inc.	1,066,600	45,618
Lockheed Martin Corp.	81,800	6,537
Raytheon Co.	143,300	7,510
Spirit AeroSystems Holdings, Inc. Class A (a)	756,800	14,742
The Boeing Co.	475,417	30,512
United Technologies Corp.	736,628	49,634
		160,754
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	62,933	2,359
Masco Corp.	1,273,300	16,999
		19,358
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc.	283,400	6,416
Construction & Engineering - 0.4%
Fluor Corp.	226,900	10,646
KBR, Inc.	530,988	11,671
		22,317
Electrical Equipment - 0.2%
Schneider Electric SA	79,061	7,975
Industrial Conglomerates - 3.1%
General Electric Co.	4,297,473	70,264
Koninklijke Philips Electronics NV (NY Shares) unit	53,800	1,604
Rheinmetall AG	331,542	18,800
Siemens AG sponsored ADR	455,400	40,772
Textron, Inc.	789,400	16,317
Tyco International Ltd.	364,800	13,202
		160,959
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.5%
Briggs & Stratton Corp.	982,216	$ 20,263
Caterpillar, Inc.	95,700	5,815
Cummins, Inc.	407,500	27,702
Eaton Corp.	233,400	16,326
Ingersoll-Rand Co. Ltd.	622,053	23,209
Kennametal, Inc.	442,300	12,477
Navistar International Corp. (a)	223,430	12,105
SPX Corp.	106,300	6,282
Vallourec SA	37,400	7,001
		131,180
Road & Rail - 0.8%
CSX Corp.	375,500	19,620
Union Pacific Corp.	265,200	18,943
		38,563
TOTAL INDUSTRIALS		547,522
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	832,615	19,283
Comverse Technology, Inc. (a)	627,700	5,361
Motorola, Inc. (a)	1,615,792	11,068
		35,712
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	935,475	43,041
Electronic Equipment & Components - 1.4%
Agilent Technologies, Inc. (a)	671,784	21,739
Arrow Electronics, Inc. (a)	237,538	6,480
Avnet, Inc. (a)	475,100	13,645
Tyco Electronics Ltd.	1,084,071	31,243
		73,107
IT Services - 0.3%
Hewitt Associates, Inc. Class A (a)	342,168	12,746
MoneyGram International, Inc. (a)	340,342	895
Visa, Inc. Class A	35,900	2,601
		16,242
Office Electronics - 0.2%
Xerox Corp.	1,089,380	10,142
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	125,600	$ 3,664
Applied Materials, Inc.	2,827,900	36,508
Intel Corp.	3,090,900	66,207
Micron Technology, Inc. (a)	1,472,300	13,383
National Semiconductor Corp.	1,593,602	22,390
Novellus Systems, Inc. (a)	182,200	4,704
Samsung Electronics Co. Ltd.	10,133	6,541
Teradyne, Inc. (a)	303,600	3,334
Varian Semiconductor Equipment Associates, Inc. (a)	331,900	10,319
		167,050
Software - 0.2%
Microsoft Corp.	326,843	8,433
TOTAL INFORMATION TECHNOLOGY		353,727
MATERIALS - 2.6%
Chemicals - 1.3%
Clariant AG (Reg.) (a)	1,117,842	13,025
Dow Chemical Co.	414,932	11,166
E.I. du Pont de Nemours & Co.	747,109	27,023
Monsanto Co.	186,700	9,497
Wacker Chemie AG (d)	43,900	5,514
		66,225
Construction Materials - 0.2%
HeidelbergCement AG	177,100	9,616
Metals & Mining - 0.9%
Alcoa, Inc.	1,207,232	14,052
Commercial Metals Co.	407,409	6,343
Freeport-McMoRan Copper & Gold, Inc.	178,537	12,507
Nucor Corp.	315,500	13,582
		46,484
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	270,650	11,524
TOTAL MATERIALS		133,849
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 4.9%
AT&T, Inc.	5,007,300	121,677
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	7,619,100	$ 39,924
Verizon Communications, Inc.	3,192,800	87,866
		249,467
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	6,434,547	33,009
TOTAL TELECOMMUNICATION SERVICES		282,476
UTILITIES - 3.5%
Electric Utilities - 2.4%
Allegheny Energy, Inc.	1,200,497	24,562
American Electric Power Co., Inc.	1,243,809	39,752
Entergy Corp.	365,400	27,431
FirstEnergy Corp.	921,831	32,458
		124,203
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	2,612,800	26,833
Constellation Energy Group, Inc.	365,400	12,928
		39,761
Multi-Utilities - 0.3%
Alliant Energy Corp.	301,039	9,675
CMS Energy Corp.	467,200	6,858
		16,533
TOTAL UTILITIES		180,497
TOTAL COMMON STOCKS (Cost $4,627,566)		5,036,477
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.7%
FINANCIALS - 0.7%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	7,600	7,448
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	81,000	9,691
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Insurance - 0.4%
Hartford Financial Services Group, Inc. Series F 7.25% (a)	285,900	$ 6,790
XL Capital Ltd. 10.75%	462,200	12,484
		19,274
TOTAL FINANCIALS		36,413
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Fondiaria-Sai SpA (Risparmio Shares)	466,533	3,211
TOTAL PREFERRED STOCKS (Cost $36,490)		39,624
Convertible Bonds - 0.8%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.3%
Ford Motor Co. 4.25% 11/15/16	$ 9,710	13,653
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (e)	6,480	5,974
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (e)	1,890	1,971
Media - 0.1%
Liberty Global, Inc. 4.5% 11/15/16 (e)	3,190	3,692
TOTAL CONSUMER DISCRETIONARY		25,290
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 0% 4/1/63 (c)(e)	5,910	6,043
INDUSTRIALS - 0.0%
Airlines - 0.0%
AMR Corp. 6.25% 10/15/14	1,800	1,888
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 1.875% 6/1/14	$ 5,220	$ 4,639
MATERIALS - 0.1%
Metals & Mining - 0.1%
United States Steel Corp. 4% 5/15/14	2,900	4,723
TOTAL CONVERTIBLE BONDS (Cost $36,418)		42,583
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.23% (f)	26,465,037	26,465
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f)	55,286,990	55,287
TOTAL MONEY MARKET FUNDS (Cost $81,752)		81,752
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $4,782,226)		5,200,436
NET OTHER ASSETS - (1.0)%		(52,568)
NET ASSETS - 100%		$ 5,147,868
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,680,000 or 0.3% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 17
Fidelity Securities Lending Cash Central Fund	492
Total	$ 509
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 808,536	$ 808,536	$ -	$ -
Consumer Staples	216,556	216,556	-	-
Energy	783,927	783,927	-	-
Financials	1,421,216	1,406,978	14,238	-
Health Care	347,795	347,795	-	-
Industrials	547,522	547,522	-	-
Information Technology	353,727	353,727	-	-
Materials	133,849	133,849	-	-
Telecommunication Services	282,476	282,476	-	-
Utilities	180,497	180,497	-	-
Corporate Bonds	42,583	-	42,583	-
Money Market Funds	81,752	81,752	-	-
Total Investments in Securities:	$ 5,200,436	$ 5,143,615	$ 56,821	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.8%
Switzerland	2.8%
United Kingdom	2.3%
Germany	1.9%
France	1.3%
Others (Individually Less Than 1%)	3.9%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $2,327,266,000 of which $1,317,781,000 and $1,009,485,000 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,622) - See accompanying schedule: Unaffiliated issuers (cost $4,700,474)	$ 5,118,684
Fidelity Central Funds (cost $81,752)	81,752
Total Investments (cost $4,782,226)		$ 5,200,436
Foreign currency held at value (cost $1,565)		1,564
Receivable for investments sold		16,542
Receivable for fund shares sold		4,400
Dividends receivable		13,549
Interest receivable		201
Distributions receivable from Fidelity Central Funds		318
Prepaid expenses		5
Other receivables		310
Total assets		5,237,325

Liabilities
Payable for investments purchased	$ 25,799
Payable for fund shares redeemed	4,996
Accrued management fee	2,039
Other affiliated payables	1,001
Other payables and accrued expenses	335
Collateral on securities loaned, at value	55,287
Total liabilities		89,457

Net Assets		$ 5,147,868
Net Assets consist of:
Paid in capital		$ 6,871,182
Undistributed net investment income		17,563
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,159,050)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		418,173
Net Assets		$ 5,147,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Equity-Income II: Net Asset Value, offering price and redemption price per share ($4,906,299 ÷ 304,494 shares)	$ 16.11

Class K: Net Asset Value, offering price and redemption price per share ($241,569 ÷ 14,990 shares)	$ 16.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 58,725
Interest		790
Income from Fidelity Central Funds		509
Total income		60,024

Expenses
Management fee	$ 12,594
Transfer agent fees	5,406
Accounting and security lending fees	585
Custodian fees and expenses	80
Independent trustees' compensation	15
Appreciation in deferred trustee compensation account	1
Registration fees	38
Audit	42
Legal	15
Interest	2
Miscellaneous	44
Total expenses before reductions	18,822
Expense reductions	(98)	18,724
Net investment income (loss)		41,300
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $32)	309,586
Foreign currency transactions	(182)
Capital gain distributions from Fidelity Central Funds	1
Total net realized gain (loss)		309,405
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $84)	(314,105)
Assets and liabilities in foreign currencies	(38)
Total change in net unrealized appreciation (depreciation)		(314,143)
Net gain (loss)		(4,738)
Net increase (decrease) in net assets resulting from operations		$ 36,562

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,300	$ 98,006
Net realized gain (loss)	309,405	(645,454)
Change in net unrealized appreciation (depreciation)	(314,143)	1,598,050
Net increase (decrease) in net assets resulting from operations	36,562	1,050,602
Distributions to shareholders from net investment income	(39,578)	(107,786)
Share transactions - net increase (decrease)	(344,586)	(813,458)
Total increase (decrease) in net assets	(347,602)	129,358

Net Assets
Beginning of period	5,495,470	5,366,112
End of period (including undistributed net investment income of $17,563 and undistributed net investment income of $15,841, respectively)	$ 5,147,868	$ 5,495,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity-Income II

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.16	$ 13.32	$ 24.29	$ 25.12	$ 24.57	$ 23.90
Income from Investment Operations
Net investment income (loss) D	.13	.27	.33	.33	.35	.35
Net realized and unrealized gain (loss)	(.06)	2.86	(9.72)	1.29	2.44	1.36
Total from investment operations	.07	3.13	(9.39)	1.62	2.79	1.71
Distributions from net investment income	(.12)	(.29)	(.36)	(.38)	(.33)	(.41)
Distributions from net realized gain	-	-	(1.22)	(2.07)	(1.91)	(.63)
Total distributions	(.12)	(.29)	(1.58)	(2.45)	(2.24)	(1.04)
Net asset value, end of period	$ 16.11	$ 16.16	$ 13.32	$ 24.29	$ 25.12	$ 24.57
Total Return B,C	.39%	24.07%	(41.13)%	6.90%	12.28%	7.41%
Ratios to Average Net Assets E,G
Expenses before reductions	.69% A	.75%	.67%	.65%	.67%	.68%
Expenses net of fee waivers, if any	.69% A	.75%	.67%	.65%	.67%	.68%
Expenses net of all reductions	.69% A	.74%	.67%	.65%	.66%	.62%
Net investment income (loss)	1.50% A	1.98%	1.70%	1.34%	1.50%	1.49%
Supplemental Data
Net assets, end of period (in millions)	$ 4,906	$ 5,288	$ 5,212	$ 10,530	$ 11,635	$ 12,248
Portfolio turnover rate F	29% A	75%	76%	47%	160%	143%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.16	$ 13.32	$ 21.42
Income from Investment Operations
Net investment income (loss) D	.14	.29	.17
Net realized and unrealized gain (loss)	(.05)	2.87	(8.08)
Total from investment operations	.09	3.16	(7.91)
Distributions from net investment income	(.13)	(.32)	(.19)
Net asset value, end of period	$ 16.12	$ 16.16	$ 13.32
Total Return B,C	.53%	24.30%	(37.13)%
Ratios to Average Net Assets E,H
Expenses before reductions	.54% A	.56%	.54% A
Expenses net of fee waivers, if any	.54% A	.56%	.54% A
Expenses net of all reductions	.54% A	.56%	.54% A
Net investment income (loss)	1.65% A	2.17%	2.11% A
Supplemental Data
Net assets, end of period (in millions)	$ 242	$ 208	$ 154
Portfolio turnover rate F	29% A	75%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Equity-Income II Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income II and Class K shares each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 831,249
Gross unrealized depreciation	(550,669)
Net unrealized appreciation (depreciation)	$ 280,580
Tax cost	$ 4,919,856

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $791,739 and $1,121,889, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income II. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Equity-Income II	$ 5,348.20
Class K	58.05
	$ 5,406

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,021.41%		$ 2

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Semiannual Report

7. Committed Line of Credit - continued

pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $492.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $98 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Equity-Income II	$ 37,877	$ 103,988
Class K	1,701	3,798
Total	$ 39,578	$ 107,786

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009 A	Six months ended May 31, 2010	Year ended November 30, 2009 A
Equity-Income II
Shares sold	7,098	20,468	$ 119,021	$ 264,593
Conversion to Class K	-	(6,298)	-	(80,663)
Reinvestment of distributions	2,124	7,638	35,952	98,777
Shares redeemed	(31,945)	(85,985)	(534,709)	(1,111,308)
Net increase (decrease)	(22,723)	(64,177)	$ (379,736)	$ (828,601)
Class K
Shares sold	3,335	3,143	$ 55,215	$ 41,178
Conversion from Equity-Income II	-	6,298	-	80,663
Reinvestment of distributions	100	293	1,701	3,798
Shares redeemed	(1,303)	(8,420)	(21,766)	(110,496)
Net increase (decrease)	2,132	1,314	$ 35,150	$ 15,143

A Conversion transactions for Class K and Equity-Income II are presented for the period December 1, 2008 to August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

EII-USAN-0710
1.786811.107

Fidelity®
Equity-Income II Fund -
Class K

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Equity-Income II	.69%
Actual		$ 1,000.00	$ 1,003.90	$ 3.45
Hypothetical A		$ 1,000.00	$ 1,021.49	$ 3.48
Class K	.54%
Actual		$ 1,000.00	$ 1,005.30	$ 2.70
Hypothetical A		$ 1,000.00	$ 1,022.24	$ 2.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.7	4.2
Bank of America Corp.	3.6	3.1
Wells Fargo & Co.	3.4	3.3
Exxon Mobil Corp.	3.2	2.8
PNC Financial Services Group, Inc.	2.5	2.0
Chevron Corp.	2.4	3.2
AT&T, Inc.	2.4	3.1
Pfizer, Inc.	2.1	2.5
Toll Brothers, Inc.	1.8	1.6
Verizon Communications, Inc.	1.7	1.7
	26.8
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.7	26.0
Consumer Discretionary	16.2	14.8
Energy	15.2	16.1
Industrials	10.6	10.3
Information Technology	7.0	7.4
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 97.9%		Stocks 97.8%
	Convertible Securities 1.5%		Convertible Securities 1.5%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	12.2%	** Foreign investments	13.1%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.7%
Auto Components - 1.6%
ArvinMeritor, Inc. (a)	116,400	$ 1,692
Johnson Controls, Inc.	1,444,692	41,217
Michelin CGDE Series B	217,413	14,578
The Goodyear Tire & Rubber Co. (a)	2,016,500	23,996
		81,483
Automobiles - 1.5%
Bayerische Motoren Werke AG (BMW) (d)	154,222	7,203
Daimler AG (Germany) (a)	280,476	14,148
Fiat SpA	943,300	10,358
Harley-Davidson, Inc.	1,244,158	37,586
Thor Industries, Inc.	192,700	5,619
Winnebago Industries, Inc. (a)	374,600	4,544
		79,458
Diversified Consumer Services - 0.6%
Career Education Corp. (a)	142,982	4,003
H&R Block, Inc.	1,709,300	27,486
		31,489
Hotels, Restaurants & Leisure - 0.1%
Sands China Ltd.	4,090,800	6,063
Household Durables - 4.3%
KB Home	276,700	4,007
Lennar Corp. Class A	562,700	9,735
Newell Rubbermaid, Inc.	1,731,800	28,852
Pulte Group, Inc. (a)	639,300	7,122
Stanley Black & Decker, Inc.	680,186	37,948
Techtronic Industries Co. Ltd.	2,152,000	1,910
Toll Brothers, Inc. (a)	4,402,250	92,755
Whirlpool Corp.	376,088	39,279
		221,608
Internet & Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	776,284	10,068
Media - 2.9%
Belo Corp. Series A	912,073	6,631
Cablevision Systems Corp. - NY Group Class A	230,200	5,711
Comcast Corp. Class A	1,842,400	33,329
Informa PLC	1,805,725	9,924
Interpublic Group of Companies, Inc. (a)	943,600	7,879
The Walt Disney Co.	1,094,725	36,586
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.	1,430,717	$ 44,338
Vivendi	283,335	6,147
		150,545
Multiline Retail - 1.9%
Kohl's Corp. (a)	577,812	29,324
Macy's, Inc.	1,051,019	23,343
Target Corp.	726,100	39,594
Tuesday Morning Corp. (a)	468,400	2,651
		94,912
Specialty Retail - 2.5%
Home Depot, Inc.	2,012,800	68,153
Lowe's Companies, Inc.	979,600	24,245
OfficeMax, Inc. (a)	400,800	7,146
RadioShack Corp.	523,800	10,706
Staples, Inc.	907,116	19,521
		129,771
Textiles, Apparel & Luxury Goods - 0.1%
Phillips-Van Heusen Corp.	57,347	3,139
TOTAL CONSUMER DISCRETIONARY		808,536
CONSUMER STAPLES - 4.2%
Beverages - 0.9%
Carlsberg AS Series B (a)	194,588	14,868
The Coca-Cola Co.	655,600	33,698
		48,566
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	578,700	20,040
Kroger Co.	981,100	19,750
Walgreen Co.	350,300	11,224
Winn-Dixie Stores, Inc. (a)	547,110	6,128
		57,142
Food Products - 0.6%
Nestle SA	618,607	28,060
Household Products - 0.7%
Procter & Gamble Co.	586,800	35,848
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.1%
Avon Products, Inc.	138,119	$ 3,659
Herbalife Ltd.	51,800	2,339
		5,998
Tobacco - 0.8%
Philip Morris International, Inc.	927,959	40,942
TOTAL CONSUMER STAPLES		216,556
ENERGY - 15.2%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	676,863	25,816
Halliburton Co.	704,200	17,485
Nabors Industries Ltd. (a)	910,300	17,323
Noble Corp.	838,700	24,381
Pride International, Inc. (a)	401,529	9,946
Schlumberger Ltd.	511,676	28,731
		123,682
Oil, Gas & Consumable Fuels - 12.8%
Anadarko Petroleum Corp.	455,698	23,847
Apache Corp.	204,000	18,266
BP PLC sponsored ADR	88,600	3,805
Chevron Corp.	1,677,070	123,885
Cloud Peak Energy, Inc.	174,700	2,579
ConocoPhillips	1,148,100	59,540
CONSOL Energy, Inc.	523,000	19,079
Devon Energy Corp.	204,786	13,076
EOG Resources, Inc.	319,786	33,526
Exxon Mobil Corp.	2,763,167	167,061
Marathon Oil Corp.	738,368	22,956
Occidental Petroleum Corp.	529,795	43,713
Reliance Industries Ltd.	452,840	10,212
Royal Dutch Shell PLC:
Class A sponsored ADR	1,461,900	76,604
Class B ADR (a)	235,100	11,905
Southwestern Energy Co. (a)	694,430	26,118
Ultra Petroleum Corp. (a)	88,500	4,073
		660,245
TOTAL ENERGY		783,927
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 26.8%
Capital Markets - 4.7%
Bank of New York Mellon Corp.	1,395,110	$ 37,947
Bank Sarasin & Co. Ltd. Series B (Reg.)	107,678	3,924
Credit Suisse Group sponsored ADR (d)	104,400	4,039
Goldman Sachs Group, Inc.	399,500	57,632
Morgan Stanley	2,603,292	70,575
Nomura Holdings, Inc.	523,600	3,253
State Street Corp.	832,400	31,773
T. Rowe Price Group, Inc.	189,185	9,368
UBS AG (a)	621,000	8,348
UBS AG (NY Shares) (a)	1,144,135	15,251
		242,110
Commercial Banks - 9.0%
Associated Banc-Corp.	1,626,055	21,838
Barclays PLC	2,152,049	9,546
BB&T Corp.	236,100	7,140
Comerica, Inc.	455,900	17,370
Huntington Bancshares, Inc.	1,520,800	9,368
KeyCorp	3,049,074	24,454
Marshall & Ilsley Corp.	461,100	3,758
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	3,711,800	17,965
PNC Financial Services Group, Inc.	2,043,700	128,242
Standard Chartered PLC (United Kingdom)	370,378	8,815
Sumitomo Mitsui Financial Group, Inc.	107,700	3,195
U.S. Bancorp, Delaware	1,449,800	34,737
Wells Fargo & Co.	6,190,208	177,597
		464,025
Consumer Finance - 1.6%
American Express Co.	618,470	24,658
Capital One Financial Corp.	637,833	26,343
Discover Financial Services	1,721,000	23,147
SLM Corp. (a)	867,281	9,635
		83,783
Diversified Financial Services - 8.6%
Bank of America Corp.	11,837,473	186,322
Citigroup, Inc. (a)	10,516,064	41,644
CME Group, Inc.	15,088	4,778
JPMorgan Chase & Co.	4,725,253	187,029
Moody's Corp. (d)	1,086,290	22,269
		442,042
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 1.5%
ACE Ltd.	38,820	$ 1,908
Allstate Corp.	194,600	5,961
Berkshire Hathaway, Inc. Class B (a)	107,800	7,605
Hartford Financial Services Group, Inc.	376,900	9,449
Montpelier Re Holdings Ltd.	1,205,300	18,815
The First American Corp.	270,575	9,208
The Travelers Companies, Inc.	386,552	19,123
Unum Group	273,500	6,318
XL Capital Ltd. Class A	53,800	947
		79,334
Real Estate Investment Trusts - 0.8%
Boston Properties, Inc.	107,675	8,257
HCP, Inc.	837,700	26,689
Segro PLC	1,191,112	4,955
Simon Property Group, Inc.	17,057	1,450
		41,351
Real Estate Management & Development - 0.6%
Allgreen Properties Ltd.	2,732,000	1,971
CB Richard Ellis Group, Inc. Class A (a)	1,043,300	16,515
Indiabulls Real Estate Ltd. (a)	2,558,497	8,697
Unite Group PLC (a)	631,797	1,764
		28,947
TOTAL FINANCIALS		1,381,592
HEALTH CARE - 6.8%
Biotechnology - 0.9%
Amgen, Inc. (a)	547,300	28,339
Biogen Idec, Inc. (a)	220,870	10,476
Cephalon, Inc. (a)	120,500	7,093
Gilead Sciences, Inc. (a)	35,900	1,290
		47,198
Health Care Equipment & Supplies - 0.7%
C. R. Bard, Inc.	134,305	10,875
CareFusion Corp. (a)	761,943	19,369
Stryker Corp.	35,500	1,883
		32,127
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	714,600	20,773
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 4.8%
Johnson & Johnson	473,656	$ 27,614
Merck & Co., Inc.	2,507,228	84,469
Pfizer, Inc.	7,070,135	107,678
Sanofi-Aventis (d)	459,182	27,936
		247,697
TOTAL HEALTH CARE		347,795
INDUSTRIALS - 10.6%
Aerospace & Defense - 3.1%
Goodrich Corp.	89,358	6,201
Honeywell International, Inc.	1,066,600	45,618
Lockheed Martin Corp.	81,800	6,537
Raytheon Co.	143,300	7,510
Spirit AeroSystems Holdings, Inc. Class A (a)	756,800	14,742
The Boeing Co.	475,417	30,512
United Technologies Corp.	736,628	49,634
		160,754
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	62,933	2,359
Masco Corp.	1,273,300	16,999
		19,358
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc.	283,400	6,416
Construction & Engineering - 0.4%
Fluor Corp.	226,900	10,646
KBR, Inc.	530,988	11,671
		22,317
Electrical Equipment - 0.2%
Schneider Electric SA	79,061	7,975
Industrial Conglomerates - 3.1%
General Electric Co.	4,297,473	70,264
Koninklijke Philips Electronics NV (NY Shares) unit	53,800	1,604
Rheinmetall AG	331,542	18,800
Siemens AG sponsored ADR	455,400	40,772
Textron, Inc.	789,400	16,317
Tyco International Ltd.	364,800	13,202
		160,959
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.5%
Briggs & Stratton Corp.	982,216	$ 20,263
Caterpillar, Inc.	95,700	5,815
Cummins, Inc.	407,500	27,702
Eaton Corp.	233,400	16,326
Ingersoll-Rand Co. Ltd.	622,053	23,209
Kennametal, Inc.	442,300	12,477
Navistar International Corp. (a)	223,430	12,105
SPX Corp.	106,300	6,282
Vallourec SA	37,400	7,001
		131,180
Road & Rail - 0.8%
CSX Corp.	375,500	19,620
Union Pacific Corp.	265,200	18,943
		38,563
TOTAL INDUSTRIALS		547,522
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	832,615	19,283
Comverse Technology, Inc. (a)	627,700	5,361
Motorola, Inc. (a)	1,615,792	11,068
		35,712
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	935,475	43,041
Electronic Equipment & Components - 1.4%
Agilent Technologies, Inc. (a)	671,784	21,739
Arrow Electronics, Inc. (a)	237,538	6,480
Avnet, Inc. (a)	475,100	13,645
Tyco Electronics Ltd.	1,084,071	31,243
		73,107
IT Services - 0.3%
Hewitt Associates, Inc. Class A (a)	342,168	12,746
MoneyGram International, Inc. (a)	340,342	895
Visa, Inc. Class A	35,900	2,601
		16,242
Office Electronics - 0.2%
Xerox Corp.	1,089,380	10,142
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	125,600	$ 3,664
Applied Materials, Inc.	2,827,900	36,508
Intel Corp.	3,090,900	66,207
Micron Technology, Inc. (a)	1,472,300	13,383
National Semiconductor Corp.	1,593,602	22,390
Novellus Systems, Inc. (a)	182,200	4,704
Samsung Electronics Co. Ltd.	10,133	6,541
Teradyne, Inc. (a)	303,600	3,334
Varian Semiconductor Equipment Associates, Inc. (a)	331,900	10,319
		167,050
Software - 0.2%
Microsoft Corp.	326,843	8,433
TOTAL INFORMATION TECHNOLOGY		353,727
MATERIALS - 2.6%
Chemicals - 1.3%
Clariant AG (Reg.) (a)	1,117,842	13,025
Dow Chemical Co.	414,932	11,166
E.I. du Pont de Nemours & Co.	747,109	27,023
Monsanto Co.	186,700	9,497
Wacker Chemie AG (d)	43,900	5,514
		66,225
Construction Materials - 0.2%
HeidelbergCement AG	177,100	9,616
Metals & Mining - 0.9%
Alcoa, Inc.	1,207,232	14,052
Commercial Metals Co.	407,409	6,343
Freeport-McMoRan Copper & Gold, Inc.	178,537	12,507
Nucor Corp.	315,500	13,582
		46,484
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	270,650	11,524
TOTAL MATERIALS		133,849
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 4.9%
AT&T, Inc.	5,007,300	121,677
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	7,619,100	$ 39,924
Verizon Communications, Inc.	3,192,800	87,866
		249,467
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	6,434,547	33,009
TOTAL TELECOMMUNICATION SERVICES		282,476
UTILITIES - 3.5%
Electric Utilities - 2.4%
Allegheny Energy, Inc.	1,200,497	24,562
American Electric Power Co., Inc.	1,243,809	39,752
Entergy Corp.	365,400	27,431
FirstEnergy Corp.	921,831	32,458
		124,203
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	2,612,800	26,833
Constellation Energy Group, Inc.	365,400	12,928
		39,761
Multi-Utilities - 0.3%
Alliant Energy Corp.	301,039	9,675
CMS Energy Corp.	467,200	6,858
		16,533
TOTAL UTILITIES		180,497
TOTAL COMMON STOCKS (Cost $4,627,566)		5,036,477
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.7%
FINANCIALS - 0.7%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	7,600	7,448
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	81,000	9,691
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Insurance - 0.4%
Hartford Financial Services Group, Inc. Series F 7.25% (a)	285,900	$ 6,790
XL Capital Ltd. 10.75%	462,200	12,484
		19,274
TOTAL FINANCIALS		36,413
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Fondiaria-Sai SpA (Risparmio Shares)	466,533	3,211
TOTAL PREFERRED STOCKS (Cost $36,490)		39,624
Convertible Bonds - 0.8%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.3%
Ford Motor Co. 4.25% 11/15/16	$ 9,710	13,653
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (e)	6,480	5,974
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (e)	1,890	1,971
Media - 0.1%
Liberty Global, Inc. 4.5% 11/15/16 (e)	3,190	3,692
TOTAL CONSUMER DISCRETIONARY		25,290
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 0% 4/1/63 (c)(e)	5,910	6,043
INDUSTRIALS - 0.0%
Airlines - 0.0%
AMR Corp. 6.25% 10/15/14	1,800	1,888
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 1.875% 6/1/14	$ 5,220	$ 4,639
MATERIALS - 0.1%
Metals & Mining - 0.1%
United States Steel Corp. 4% 5/15/14	2,900	4,723
TOTAL CONVERTIBLE BONDS (Cost $36,418)		42,583
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.23% (f)	26,465,037	26,465
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f)	55,286,990	55,287
TOTAL MONEY MARKET FUNDS (Cost $81,752)		81,752
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $4,782,226)		5,200,436
NET OTHER ASSETS - (1.0)%		(52,568)
NET ASSETS - 100%		$ 5,147,868
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,680,000 or 0.3% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 17
Fidelity Securities Lending Cash Central Fund	492
Total	$ 509
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 808,536	$ 808,536	$ -	$ -
Consumer Staples	216,556	216,556	-	-
Energy	783,927	783,927	-	-
Financials	1,421,216	1,406,978	14,238	-
Health Care	347,795	347,795	-	-
Industrials	547,522	547,522	-	-
Information Technology	353,727	353,727	-	-
Materials	133,849	133,849	-	-
Telecommunication Services	282,476	282,476	-	-
Utilities	180,497	180,497	-	-
Corporate Bonds	42,583	-	42,583	-
Money Market Funds	81,752	81,752	-	-
Total Investments in Securities:	$ 5,200,436	$ 5,143,615	$ 56,821	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.8%
Switzerland	2.8%
United Kingdom	2.3%
Germany	1.9%
France	1.3%
Others (Individually Less Than 1%)	3.9%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $2,327,266,000 of which $1,317,781,000 and $1,009,485,000 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,622) - See accompanying schedule: Unaffiliated issuers (cost $4,700,474)	$ 5,118,684
Fidelity Central Funds (cost $81,752)	81,752
Total Investments (cost $4,782,226)		$ 5,200,436
Foreign currency held at value (cost $1,565)		1,564
Receivable for investments sold		16,542
Receivable for fund shares sold		4,400
Dividends receivable		13,549
Interest receivable		201
Distributions receivable from Fidelity Central Funds		318
Prepaid expenses		5
Other receivables		310
Total assets		5,237,325

Liabilities
Payable for investments purchased	$ 25,799
Payable for fund shares redeemed	4,996
Accrued management fee	2,039
Other affiliated payables	1,001
Other payables and accrued expenses	335
Collateral on securities loaned, at value	55,287
Total liabilities		89,457

Net Assets		$ 5,147,868
Net Assets consist of:
Paid in capital		$ 6,871,182
Undistributed net investment income		17,563
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,159,050)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		418,173
Net Assets		$ 5,147,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Equity-Income II: Net Asset Value, offering price and redemption price per share ($4,906,299 ÷ 304,494 shares)	$ 16.11

Class K: Net Asset Value, offering price and redemption price per share ($241,569 ÷ 14,990 shares)	$ 16.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 58,725
Interest		790
Income from Fidelity Central Funds		509
Total income		60,024

Expenses
Management fee	$ 12,594
Transfer agent fees	5,406
Accounting and security lending fees	585
Custodian fees and expenses	80
Independent trustees' compensation	15
Appreciation in deferred trustee compensation account	1
Registration fees	38
Audit	42
Legal	15
Interest	2
Miscellaneous	44
Total expenses before reductions	18,822
Expense reductions	(98)	18,724
Net investment income (loss)		41,300
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $32)	309,586
Foreign currency transactions	(182)
Capital gain distributions from Fidelity Central Funds	1
Total net realized gain (loss)		309,405
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $84)	(314,105)
Assets and liabilities in foreign currencies	(38)
Total change in net unrealized appreciation (depreciation)		(314,143)
Net gain (loss)		(4,738)
Net increase (decrease) in net assets resulting from operations		$ 36,562

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,300	$ 98,006
Net realized gain (loss)	309,405	(645,454)
Change in net unrealized appreciation (depreciation)	(314,143)	1,598,050
Net increase (decrease) in net assets resulting from operations	36,562	1,050,602
Distributions to shareholders from net investment income	(39,578)	(107,786)
Share transactions - net increase (decrease)	(344,586)	(813,458)
Total increase (decrease) in net assets	(347,602)	129,358

Net Assets
Beginning of period	5,495,470	5,366,112
End of period (including undistributed net investment income of $17,563 and undistributed net investment income of $15,841, respectively)	$ 5,147,868	$ 5,495,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity-Income II

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.16	$ 13.32	$ 24.29	$ 25.12	$ 24.57	$ 23.90
Income from Investment Operations
Net investment income (loss) D	.13	.27	.33	.33	.35	.35
Net realized and unrealized gain (loss)	(.06)	2.86	(9.72)	1.29	2.44	1.36
Total from investment operations	.07	3.13	(9.39)	1.62	2.79	1.71
Distributions from net investment income	(.12)	(.29)	(.36)	(.38)	(.33)	(.41)
Distributions from net realized gain	-	-	(1.22)	(2.07)	(1.91)	(.63)
Total distributions	(.12)	(.29)	(1.58)	(2.45)	(2.24)	(1.04)
Net asset value, end of period	$ 16.11	$ 16.16	$ 13.32	$ 24.29	$ 25.12	$ 24.57
Total Return B,C	.39%	24.07%	(41.13)%	6.90%	12.28%	7.41%
Ratios to Average Net Assets E,G
Expenses before reductions	.69% A	.75%	.67%	.65%	.67%	.68%
Expenses net of fee waivers, if any	.69% A	.75%	.67%	.65%	.67%	.68%
Expenses net of all reductions	.69% A	.74%	.67%	.65%	.66%	.62%
Net investment income (loss)	1.50% A	1.98%	1.70%	1.34%	1.50%	1.49%
Supplemental Data
Net assets, end of period (in millions)	$ 4,906	$ 5,288	$ 5,212	$ 10,530	$ 11,635	$ 12,248
Portfolio turnover rate F	29% A	75%	76%	47%	160%	143%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.16	$ 13.32	$ 21.42
Income from Investment Operations
Net investment income (loss) D	.14	.29	.17
Net realized and unrealized gain (loss)	(.05)	2.87	(8.08)
Total from investment operations	.09	3.16	(7.91)
Distributions from net investment income	(.13)	(.32)	(.19)
Net asset value, end of period	$ 16.12	$ 16.16	$ 13.32
Total Return B,C	.53%	24.30%	(37.13)%
Ratios to Average Net Assets E,H
Expenses before reductions	.54% A	.56%	.54% A
Expenses net of fee waivers, if any	.54% A	.56%	.54% A
Expenses net of all reductions	.54% A	.56%	.54% A
Net investment income (loss)	1.65% A	2.17%	2.11% A
Supplemental Data
Net assets, end of period (in millions)	$ 242	$ 208	$ 154
Portfolio turnover rate F	29% A	75%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Equity-Income II Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income II and Class K shares each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 831,249
Gross unrealized depreciation	(550,669)
Net unrealized appreciation (depreciation)	$ 280,580
Tax cost	$ 4,919,856

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $791,739 and $1,121,889, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income II. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Equity-Income II	$ 5,348.20
Class K	58.05
	$ 5,406

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,021.41%		$ 2

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Semiannual Report

7. Committed Line of Credit - continued

pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $492.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $98 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Equity-Income II	$ 37,877	$ 103,988
Class K	1,701	3,798
Total	$ 39,578	$ 107,786

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009 A	Six months ended May 31, 2010	Year ended November 30, 2009 A
Equity-Income II
Shares sold	7,098	20,468	$ 119,021	$ 264,593
Conversion to Class K	-	(6,298)	-	(80,663)
Reinvestment of distributions	2,124	7,638	35,952	98,777
Shares redeemed	(31,945)	(85,985)	(534,709)	(1,111,308)
Net increase (decrease)	(22,723)	(64,177)	$ (379,736)	$ (828,601)
Class K
Shares sold	3,335	3,143	$ 55,215	$ 41,178
Conversion from Equity-Income II	-	6,298	-	80,663
Reinvestment of distributions	100	293	1,701	3,798
Shares redeemed	(1,303)	(8,420)	(21,766)	(110,496)
Net increase (decrease)	2,132	1,314	$ 35,150	$ 15,143

A Conversion transactions for Class K and Equity-Income II are presented for the period December 1, 2008 to August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

EII-K-USAN-0710
1.863199.101

Fidelity®
Independence
Fund

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Independence	1.02%
Actual		$ 1,000.00	$ 1,046.50	$ 5.20
Hypothetical A		$ 1,000.00	$ 1,019.85	$ 5.14
Class K	.87%
Actual		$ 1,000.00	$ 1,047.30	$ 4.44
Hypothetical A		$ 1,000.00	$ 1,020.59	$ 4.38

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.7	3.0
Delta Air Lines, Inc.	4.0	2.6
JPMorgan Chase & Co.	3.5	2.6
Wells Fargo & Co.	3.2	3.3
Dow Chemical Co.	2.4	2.7
Cisco Systems, Inc.	2.3	1.8
General Electric Co.	2.2	0.0
Express Scripts, Inc.	2.2	3.0
Bank of America Corp.	2.2	3.4
PNC Financial Services Group, Inc.	2.1	1.9
	28.8
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.6	28.3
Industrials	20.2	10.1
Financials	17.7	22.4
Consumer Discretionary	16.9	10.6
Energy	7.2	9.0
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 99.7%		Stocks 99.9%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	13.1%	** Foreign investments	16.0%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.9%
Automobiles - 1.0%
Bayerische Motoren Werke AG (BMW) (c)	600,000	$ 28,025
Daimler AG (Germany) (a)	200,000	10,088
		38,113
Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc. (a)	150,000	21,342
Ctrip.com International Ltd. sponsored ADR (a)	1,596,900	62,902
Las Vegas Sands Corp. (a)	769,000	18,056
MGM Mirage, Inc. (a)	569,000	7,090
Starwood Hotels & Resorts Worldwide, Inc.	600,000	27,750
		137,140
Household Durables - 1.4%
Cyrela Brazil Realty SA	1,463,800	15,742
Gafisa SA sponsored ADR (c)	2,584,000	30,750
Whirlpool Corp.	75,000	7,833
		54,325
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	369,800	46,395
Priceline.com, Inc. (a)	57,000	10,896
		57,291
Media - 0.6%
Discovery Communications, Inc. (a)	150,000	5,649
Time Warner Cable, Inc.	300,000	16,419
		22,068
Multiline Retail - 2.7%
Dollarama, Inc.	200,000	4,677
Macy's, Inc.	2,770,800	61,539
Nordstrom, Inc.	975,100	38,711
		104,927
Specialty Retail - 3.8%
Bed Bath & Beyond, Inc. (a)	600,000	26,922
Home Depot, Inc.	341,500	11,563
Lowe's Companies, Inc.	1,892,000	46,827
Tiffany & Co., Inc.	400,000	18,172
Williams-Sonoma, Inc.	1,336,100	39,923
		143,407
Textiles, Apparel & Luxury Goods - 2.3%
Coach, Inc.	150,000	6,167
Deckers Outdoor Corp. (a)	250,000	36,180
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Fossil, Inc. (a)	500,000	$ 18,750
Phillips-Van Heusen Corp.	525,800	28,777
		89,874
TOTAL CONSUMER DISCRETIONARY		647,145
CONSUMER STAPLES - 1.3%
Personal Products - 1.3%
Estee Lauder Companies, Inc. Class A	471,600	27,480
Hengan International Group Co. Ltd.	2,781,000	20,251
		47,731
ENERGY - 7.2%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	756,900	28,868
Dril-Quip, Inc. (a)	278,300	13,556
Schlumberger Ltd.	840,100	47,172
Smith International, Inc.	333,400	12,523
		102,119
Oil, Gas & Consumable Fuels - 4.5%
Concho Resources, Inc. (a)	666,300	34,681
EOG Resources, Inc.	150,000	15,726
EXCO Resources, Inc.	500,000	8,625
Occidental Petroleum Corp.	662,100	54,630
Pioneer Natural Resources Co.	300,000	19,110
Southwestern Energy Co. (a)	854,900	32,153
Whiting Petroleum Corp. (a)	100,000	8,371
		173,296
TOTAL ENERGY		275,415
FINANCIALS - 17.7%
Capital Markets - 0.6%
Goldman Sachs Group, Inc.	150,000	21,639
Commercial Banks - 7.4%
Comerica, Inc.	350,000	13,335
Huntington Bancshares, Inc.	1,500,000	9,240
Itau Unibanco Banco Multiplo SA ADR (c)	714,700	13,158
Marshall & Ilsley Corp.	1,500,000	12,225
PNC Financial Services Group, Inc.	1,306,000	81,952
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	4,087,200	$ 31,185
Wells Fargo & Co.	4,278,600	122,753
		283,848
Consumer Finance - 1.7%
American Express Co.	1,591,400	63,449
Diversified Financial Services - 6.0%
Apollo Global Management LLC (d)	1,703,400	13,627
Bank of America Corp.	5,360,781	84,379
JPMorgan Chase & Co.	3,350,200	132,601
		230,607
Insurance - 2.0%
Assured Guaranty Ltd.	392,800	6,599
Hartford Financial Services Group, Inc.	1,576,300	39,518
Lincoln National Corp.	1,144,200	30,276
		76,393
TOTAL FINANCIALS		675,936
HEALTH CARE - 6.9%
Biotechnology - 1.1%
Dendreon Corp. (a)	200,000	8,680
Gilead Sciences, Inc. (a)	100,000	3,592
United Therapeutics Corp. (a)	585,300	29,979
		42,251
Health Care Equipment & Supplies - 1.6%
Edwards Lifesciences Corp. (a)	200,000	10,106
Intuitive Surgical, Inc. (a)	80,000	25,822
Varian Medical Systems, Inc. (a)	200,000	10,018
Volcano Corp. (a)	600,000	13,314
		59,260
Health Care Providers & Services - 2.9%
Emergency Medical Services Corp. Class A (a)	200,000	10,714
Express Scripts, Inc. (a)	838,900	84,393
HMS Holdings Corp. (a)	55,900	3,033
Medco Health Solutions, Inc. (a)	249,800	14,401
		112,541
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 1.2%
Cerner Corp. (a)	383,200	$ 32,078
SXC Health Solutions Corp. (a)	200,000	14,835
		46,913
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International (a)	100,000	4,648
TOTAL HEALTH CARE		265,613
INDUSTRIALS - 20.2%
Aerospace & Defense - 2.7%
BE Aerospace, Inc. (a)	500,000	13,560
Goodrich Corp.	494,200	34,297
The Boeing Co.	889,500	57,088
		104,945
Air Freight & Logistics - 1.3%
Air Lease Corp. Class A (a)(d)	500,600	10,012
United Parcel Service, Inc. Class B	650,000	40,794
		50,806
Airlines - 7.9%
Continental Airlines, Inc. Class B (a)	3,400,000	71,740
Delta Air Lines, Inc. (a)	11,150,775	151,428
Southwest Airlines Co.	4,666,900	58,056
UAL Corp. (a)	988,500	19,780
		301,004
Construction & Engineering - 0.5%
Fluor Corp.	100,000	4,692
Jacobs Engineering Group, Inc. (a)	300,000	12,528
		17,220
Industrial Conglomerates - 2.2%
General Electric Co.	5,188,600	84,834
Machinery - 4.3%
Caterpillar, Inc.	593,000	36,031
Cummins, Inc.	482,200	32,780
Kennametal, Inc.	900,000	25,389
MAN SE	250,000	21,463
Parker Hannifin Corp.	677,500	41,639
Timken Co.	200,000	5,758
		163,060
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 1.3%
CSX Corp.	562,700	$ 29,401
Union Pacific Corp.	281,400	20,100
		49,501
TOTAL INDUSTRIALS		771,370
INFORMATION TECHNOLOGY - 24.6%
Communications Equipment - 4.3%
Cisco Systems, Inc. (a)	3,749,300	86,834
Juniper Networks, Inc. (a)	742,300	19,760
Research In Motion Ltd. (a)	690,600	42,058
Riverbed Technology, Inc. (a)	500,000	13,365
ZTE Corp. (H Shares)	750,000	2,485
		164,502
Computers & Peripherals - 5.6%
Apple, Inc. (a)	695,700	178,904
Dell, Inc. (a)	1,500,000	19,995
Seagate Technology (a)	1,061,600	16,306
		215,205
Electronic Equipment & Components - 0.6%
Agilent Technologies, Inc. (a)	652,000	21,099
Internet Software & Services - 3.7%
Baidu.com, Inc. sponsored ADR (a)	331,671	24,282
eBay, Inc. (a)	2,500,400	53,534
Google, Inc. Class A (a)	13,500	6,550
Tencent Holdings Ltd.	2,887,500	55,700
		140,066
IT Services - 2.0%
Cognizant Technology Solutions Corp. Class A (a)	600,000	30,024
Visa, Inc. Class A	630,500	45,686
		75,710
Semiconductors & Semiconductor Equipment - 3.2%
Aixtron AG (c)	500,000	13,499
Broadcom Corp. Class A	1,045,500	36,091
Cree, Inc. (a)	300,000	19,911
Marvell Technology Group Ltd. (a)	2,277,400	43,225
NVIDIA Corp. (a)	868,600	11,413
		124,139
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 5.2%
Citrix Systems, Inc. (a)	870,600	$ 37,967
Informatica Corp. (a)	1,350,200	34,835
Microsoft Corp.	2,542,400	65,594
NCsoft Corp.	35,000	5,648
Nintendo Co. Ltd.	20,000	5,900
Rovi Corp. (a)	985,300	36,791
Taleo Corp. Class A (a)	500,000	12,525
		199,260
TOTAL INFORMATION TECHNOLOGY		939,981
MATERIALS - 4.1%
Chemicals - 3.3%
Dow Chemical Co.	3,392,200	91,284
Ferro Corp. (a)	669,400	6,031
Lubrizol Corp.	100,000	8,857
Rockwood Holdings, Inc. (a)	778,300	20,189
		126,361
Metals & Mining - 0.8%
Alcoa, Inc.	2,726,600	31,738
TOTAL MATERIALS		158,099
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
NII Holdings, Inc. (a)	600,000	21,882
Vivo Participacoes SA sponsored ADR	383,100	10,466
		32,348
TOTAL COMMON STOCKS (Cost $3,328,717)		3,813,638
Money Market Funds - 0.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.23% (e)	5,198,200	$ 5,198
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	27,716,470	27,716
TOTAL MONEY MARKET FUNDS (Cost $32,914)		32,914
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,361,631)		3,846,552
NET OTHER ASSETS - (0.6)%		(22,690)
NET ASSETS - 100%		$ 3,823,862
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,639,000 or 0.6% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5
Fidelity Securities Lending Cash Central Fund	371
Total	$ 376
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 647,145	$ 647,145	$ -	$ -
Consumer Staples	47,731	47,731	-	-
Energy	275,415	275,415	-	-
Financials	675,936	662,309	13,627	-
Health Care	265,613	265,613	-	-
Industrials	771,370	761,358	10,012	-
Information Technology	939,981	939,981	-	-
Materials	158,099	158,099	-	-
Telecommunication Services	32,348	32,348	-	-
Money Market Funds	32,914	32,914	-	-
Total Investments in Securities:	$ 3,846,552	$ 3,822,913	$ 23,639	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.9%
Cayman Islands	2.6%
China	2.2%
Germany	2.0%
Brazil	1.9%
Canada	1.6%
Bermuda	1.3%
Netherlands Antilles	1.2%
Others (Individually Less Than 1%)	0.3%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $2,045,828,000 of which $1,272,786,000 and $773,042,000 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,364) - See accompanying schedule: Unaffiliated issuers (cost $3,328,717)	$ 3,813,638
Fidelity Central Funds (cost $32,914)	32,914
Total Investments (cost $3,361,631)		$ 3,846,552
Cash		119
Foreign currency held at value (cost $365)		364
Receivable for investments sold		89,114
Receivable for fund shares sold		1,293
Dividends receivable		4,244
Distributions receivable from Fidelity Central Funds		53
Prepaid expenses		3
Other receivables		137
Total assets		3,941,879

Liabilities
Payable for investments purchased	$ 84,571
Payable for fund shares redeemed	2,398
Accrued management fee	2,433
Other affiliated payables	758
Other payables and accrued expenses	141
Collateral on securities loaned, at value	27,716
Total liabilities		118,017

Net Assets		$ 3,823,862
Net Assets consist of:
Paid in capital		$ 5,014,276
Accumulated net investment loss		(4,630)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,670,707)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		484,923
Net Assets		$ 3,823,862

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Independence: Net Asset Value, offering price and redemption price per share ($3,669,575 ÷ 183,937 shares)	$ 19.95

Class K: Net Asset Value, offering price and redemption price per share ($154,287 ÷ 7,734 shares)	$ 19.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 16,046
Income from Fidelity Central Funds		376
Total income		16,422

Expenses
Management fee Basic fee	$ 11,365
Performance adjustment	4,504
Transfer agent fees	3,931
Accounting and security lending fees	558
Custodian fees and expenses	71
Independent trustees' compensation	12
Registration fees	42
Audit	36
Legal	13
Interest	2
Miscellaneous	32
Total expenses before reductions	20,566
Expense reductions	(144)	20,422
Net investment income (loss)		(4,000)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	433,482
Capital gain distributions from Fidelity Central Funds	5
Foreign currency transactions	(159)
Futures contracts	683
Total net realized gain (loss)		434,011
Change in net unrealized appreciation (depreciation) on: Investment securities	(236,175)
Assets and liabilities in foreign currencies	(12)
Total change in net unrealized appreciation (depreciation)		(236,187)
Net gain (loss)		197,824
Net increase (decrease) in net assets resulting from operations		$ 193,824

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,000)	$ 13,175
Net realized gain (loss)	434,011	(303,965)
Change in net unrealized appreciation (depreciation)	(236,187)	1,385,715
Net increase (decrease) in net assets resulting from operations	193,824	1,094,925
Distributions to shareholders from net investment income	(7,207)	(20,945)
Distributions to shareholders from net realized gain	(1,044)	-
Total distributions	(8,251)	(20,945)
Share transactions - net increase (decrease)	(363,690)	(556,508)
Total increase (decrease) in net assets	(178,117)	517,472

Net Assets
Beginning of period	4,001,979	3,484,507
End of period (including accumulated net investment loss of $4,630 and undistributed net investment income of $6,577, respectively)	$ 3,823,862	$ 4,001,979

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Independence

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.10	$ 14.17	$ 27.60	$ 22.03	$ 19.46	$ 17.39
Income from Investment Operations
Net investment income (loss) D	(.02)	.06	.08	.07	.08	.04
Net realized and unrealized gain (loss)	.91	4.96	(12.75)	5.60	2.54	2.14
Total from investment operations	.89	5.02	(12.67)	5.67	2.62	2.18
Distributions from net investment income	(.03)	(.09)	(.01)	(.10)	(.05)	(.11)
Distributions from net realized gain	(.01)	-	(.75)	-	-	-
Total distributions	(.04) H	(.09)	(.76)	(.10)	(.05)	(.11)
Net asset value, end of period	$ 19.95	$ 19.10	$ 14.17	$ 27.60	$ 22.03	$ 19.46
Total Return B, C	4.65%	35.62%	(47.19)%	25.85%	13.49%	12.61%
Ratios to Average Net Assets E, G
Expenses before reductions	1.02% A	.92%	.91%	.90%	.87%	.77%
Expenses net of fee waivers, if any	1.02% A	.92%	.91%	.90%	.87%	.77%
Expenses net of all reductions	1.01% A	.91%	.90%	.89%	.86%	.72%
Net investment income (loss)	(.20)% A	.36%	.34%	.31%	.41%	.24%
Supplemental Data
Net assets, end of period (in millions)	$ 3,670	$ 3,824	$ 3,407	$ 5,899	$ 4,723	$ 4,654
Portfolio turnover rate F	104% A	173%	173%	175%	169%	119%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.04 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.12	$ 14.18	$ 28.56
Income from Investment Operations
Net investment income (loss) D	(.01)	.09	.09
Net realized and unrealized gain (loss)	.91	4.96	(14.47)
Total from investment operations	.90	5.05	(14.38)
Distributions from net investment income	(.07)	(.11)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.07) I	(.11)	-
Net asset value, end of period	$ 19.95	$ 19.12	$ 14.18
Total Return B, C	4.73%	35.94%	(50.35)%
Ratios to Average Net Assets E, H
Expenses before reductions	.87% A	.73%	.79% A
Expenses net of fee waivers, if any	.87% A	.73%	.79% A
Expenses net of all reductions	.86% A	.72%	.78% A
Net investment income (loss)	(.06)% A	.56%	1.04% A
Supplemental Data
Net assets, end of period (in millions)	$ 154	$ 178	$ 78
Portfolio turnover rate F	104% A	173%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.07 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 615,912
Gross unrealized depreciation	(184,559)
Net unrealized appreciation (depreciation)	$ 431,353

Tax cost	$ 3,415,199

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fidelity Independence Fund recognized net realized gain (loss) of $683 and a change in net unrealized appreciation (depreciation) of $0, related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,083,072 and $2,457,487, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Independence, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Independence	$ 3,884.20
Class K	47.05
	$ 3,931

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $30 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,993.41%		$ 2

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $371.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $144 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Independence	$ 6,585	$ 20,326
Class K	622	619
Total	$ 7,207	$ 20,945
From net realized gain
Independence	$ 998	$ -
Class K	46	-
Total	$ 1,044	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009 A	Six months ended May 31, 2010	Year ended November 30, 2009 A
Independence
Shares sold	6,456	19,015	$ 132,888	$ 286,391
Conversion to Class K	-	(4,612)	-	(73,200)
Reinvestment of distributions	385	1,443	7,469	20,026
Shares redeemed	(23,092)	(56,069)	(472,772)	(841,423)
Net increase (decrease)	(16,251)	(40,223)	$ (332,415)	$ (608,206)
Class K
Shares sold	1,695	3,711	$ 35,378	$ 53,643
Conversion from Independence	-	4,612	-	73,200
Reinvestment of distributions	35	45	668	619
Shares redeemed	(3,326)	(4,524)	(67,321)	(75,764)
Net increase (decrease)	(1,596)	3,844	$ (31,275)	$ 51,698

A Conversion transactions for Class K and Independence are presented for the period December 1, 2008 through August 31, 2009.

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

FRE-USAN-0710
1.786813.107

Fidelity®
Independence Fund -
Class K

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Independence	1.02%
Actual		$ 1,000.00	$ 1,046.50	$ 5.20
Hypothetical A		$ 1,000.00	$ 1,019.85	$ 5.14
Class K	.87%
Actual		$ 1,000.00	$ 1,047.30	$ 4.44
Hypothetical A		$ 1,000.00	$ 1,020.59	$ 4.38

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.7	3.0
Delta Air Lines, Inc.	4.0	2.6
JPMorgan Chase & Co.	3.5	2.6
Wells Fargo & Co.	3.2	3.3
Dow Chemical Co.	2.4	2.7
Cisco Systems, Inc.	2.3	1.8
General Electric Co.	2.2	0.0
Express Scripts, Inc.	2.2	3.0
Bank of America Corp.	2.2	3.4
PNC Financial Services Group, Inc.	2.1	1.9
	28.8
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.6	28.3
Industrials	20.2	10.1
Financials	17.7	22.4
Consumer Discretionary	16.9	10.6
Energy	7.2	9.0
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 99.7%		Stocks 99.9%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	13.1%	** Foreign investments	16.0%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.9%
Automobiles - 1.0%
Bayerische Motoren Werke AG (BMW) (c)	600,000	$ 28,025
Daimler AG (Germany) (a)	200,000	10,088
		38,113
Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc. (a)	150,000	21,342
Ctrip.com International Ltd. sponsored ADR (a)	1,596,900	62,902
Las Vegas Sands Corp. (a)	769,000	18,056
MGM Mirage, Inc. (a)	569,000	7,090
Starwood Hotels & Resorts Worldwide, Inc.	600,000	27,750
		137,140
Household Durables - 1.4%
Cyrela Brazil Realty SA	1,463,800	15,742
Gafisa SA sponsored ADR (c)	2,584,000	30,750
Whirlpool Corp.	75,000	7,833
		54,325
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	369,800	46,395
Priceline.com, Inc. (a)	57,000	10,896
		57,291
Media - 0.6%
Discovery Communications, Inc. (a)	150,000	5,649
Time Warner Cable, Inc.	300,000	16,419
		22,068
Multiline Retail - 2.7%
Dollarama, Inc.	200,000	4,677
Macy's, Inc.	2,770,800	61,539
Nordstrom, Inc.	975,100	38,711
		104,927
Specialty Retail - 3.8%
Bed Bath & Beyond, Inc. (a)	600,000	26,922
Home Depot, Inc.	341,500	11,563
Lowe's Companies, Inc.	1,892,000	46,827
Tiffany & Co., Inc.	400,000	18,172
Williams-Sonoma, Inc.	1,336,100	39,923
		143,407
Textiles, Apparel & Luxury Goods - 2.3%
Coach, Inc.	150,000	6,167
Deckers Outdoor Corp. (a)	250,000	36,180
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Fossil, Inc. (a)	500,000	$ 18,750
Phillips-Van Heusen Corp.	525,800	28,777
		89,874
TOTAL CONSUMER DISCRETIONARY		647,145
CONSUMER STAPLES - 1.3%
Personal Products - 1.3%
Estee Lauder Companies, Inc. Class A	471,600	27,480
Hengan International Group Co. Ltd.	2,781,000	20,251
		47,731
ENERGY - 7.2%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	756,900	28,868
Dril-Quip, Inc. (a)	278,300	13,556
Schlumberger Ltd.	840,100	47,172
Smith International, Inc.	333,400	12,523
		102,119
Oil, Gas & Consumable Fuels - 4.5%
Concho Resources, Inc. (a)	666,300	34,681
EOG Resources, Inc.	150,000	15,726
EXCO Resources, Inc.	500,000	8,625
Occidental Petroleum Corp.	662,100	54,630
Pioneer Natural Resources Co.	300,000	19,110
Southwestern Energy Co. (a)	854,900	32,153
Whiting Petroleum Corp. (a)	100,000	8,371
		173,296
TOTAL ENERGY		275,415
FINANCIALS - 17.7%
Capital Markets - 0.6%
Goldman Sachs Group, Inc.	150,000	21,639
Commercial Banks - 7.4%
Comerica, Inc.	350,000	13,335
Huntington Bancshares, Inc.	1,500,000	9,240
Itau Unibanco Banco Multiplo SA ADR (c)	714,700	13,158
Marshall & Ilsley Corp.	1,500,000	12,225
PNC Financial Services Group, Inc.	1,306,000	81,952
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	4,087,200	$ 31,185
Wells Fargo & Co.	4,278,600	122,753
		283,848
Consumer Finance - 1.7%
American Express Co.	1,591,400	63,449
Diversified Financial Services - 6.0%
Apollo Global Management LLC (d)	1,703,400	13,627
Bank of America Corp.	5,360,781	84,379
JPMorgan Chase & Co.	3,350,200	132,601
		230,607
Insurance - 2.0%
Assured Guaranty Ltd.	392,800	6,599
Hartford Financial Services Group, Inc.	1,576,300	39,518
Lincoln National Corp.	1,144,200	30,276
		76,393
TOTAL FINANCIALS		675,936
HEALTH CARE - 6.9%
Biotechnology - 1.1%
Dendreon Corp. (a)	200,000	8,680
Gilead Sciences, Inc. (a)	100,000	3,592
United Therapeutics Corp. (a)	585,300	29,979
		42,251
Health Care Equipment & Supplies - 1.6%
Edwards Lifesciences Corp. (a)	200,000	10,106
Intuitive Surgical, Inc. (a)	80,000	25,822
Varian Medical Systems, Inc. (a)	200,000	10,018
Volcano Corp. (a)	600,000	13,314
		59,260
Health Care Providers & Services - 2.9%
Emergency Medical Services Corp. Class A (a)	200,000	10,714
Express Scripts, Inc. (a)	838,900	84,393
HMS Holdings Corp. (a)	55,900	3,033
Medco Health Solutions, Inc. (a)	249,800	14,401
		112,541
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 1.2%
Cerner Corp. (a)	383,200	$ 32,078
SXC Health Solutions Corp. (a)	200,000	14,835
		46,913
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International (a)	100,000	4,648
TOTAL HEALTH CARE		265,613
INDUSTRIALS - 20.2%
Aerospace & Defense - 2.7%
BE Aerospace, Inc. (a)	500,000	13,560
Goodrich Corp.	494,200	34,297
The Boeing Co.	889,500	57,088
		104,945
Air Freight & Logistics - 1.3%
Air Lease Corp. Class A (a)(d)	500,600	10,012
United Parcel Service, Inc. Class B	650,000	40,794
		50,806
Airlines - 7.9%
Continental Airlines, Inc. Class B (a)	3,400,000	71,740
Delta Air Lines, Inc. (a)	11,150,775	151,428
Southwest Airlines Co.	4,666,900	58,056
UAL Corp. (a)	988,500	19,780
		301,004
Construction & Engineering - 0.5%
Fluor Corp.	100,000	4,692
Jacobs Engineering Group, Inc. (a)	300,000	12,528
		17,220
Industrial Conglomerates - 2.2%
General Electric Co.	5,188,600	84,834
Machinery - 4.3%
Caterpillar, Inc.	593,000	36,031
Cummins, Inc.	482,200	32,780
Kennametal, Inc.	900,000	25,389
MAN SE	250,000	21,463
Parker Hannifin Corp.	677,500	41,639
Timken Co.	200,000	5,758
		163,060
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 1.3%
CSX Corp.	562,700	$ 29,401
Union Pacific Corp.	281,400	20,100
		49,501
TOTAL INDUSTRIALS		771,370
INFORMATION TECHNOLOGY - 24.6%
Communications Equipment - 4.3%
Cisco Systems, Inc. (a)	3,749,300	86,834
Juniper Networks, Inc. (a)	742,300	19,760
Research In Motion Ltd. (a)	690,600	42,058
Riverbed Technology, Inc. (a)	500,000	13,365
ZTE Corp. (H Shares)	750,000	2,485
		164,502
Computers & Peripherals - 5.6%
Apple, Inc. (a)	695,700	178,904
Dell, Inc. (a)	1,500,000	19,995
Seagate Technology (a)	1,061,600	16,306
		215,205
Electronic Equipment & Components - 0.6%
Agilent Technologies, Inc. (a)	652,000	21,099
Internet Software & Services - 3.7%
Baidu.com, Inc. sponsored ADR (a)	331,671	24,282
eBay, Inc. (a)	2,500,400	53,534
Google, Inc. Class A (a)	13,500	6,550
Tencent Holdings Ltd.	2,887,500	55,700
		140,066
IT Services - 2.0%
Cognizant Technology Solutions Corp. Class A (a)	600,000	30,024
Visa, Inc. Class A	630,500	45,686
		75,710
Semiconductors & Semiconductor Equipment - 3.2%
Aixtron AG (c)	500,000	13,499
Broadcom Corp. Class A	1,045,500	36,091
Cree, Inc. (a)	300,000	19,911
Marvell Technology Group Ltd. (a)	2,277,400	43,225
NVIDIA Corp. (a)	868,600	11,413
		124,139
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 5.2%
Citrix Systems, Inc. (a)	870,600	$ 37,967
Informatica Corp. (a)	1,350,200	34,835
Microsoft Corp.	2,542,400	65,594
NCsoft Corp.	35,000	5,648
Nintendo Co. Ltd.	20,000	5,900
Rovi Corp. (a)	985,300	36,791
Taleo Corp. Class A (a)	500,000	12,525
		199,260
TOTAL INFORMATION TECHNOLOGY		939,981
MATERIALS - 4.1%
Chemicals - 3.3%
Dow Chemical Co.	3,392,200	91,284
Ferro Corp. (a)	669,400	6,031
Lubrizol Corp.	100,000	8,857
Rockwood Holdings, Inc. (a)	778,300	20,189
		126,361
Metals & Mining - 0.8%
Alcoa, Inc.	2,726,600	31,738
TOTAL MATERIALS		158,099
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
NII Holdings, Inc. (a)	600,000	21,882
Vivo Participacoes SA sponsored ADR	383,100	10,466
		32,348
TOTAL COMMON STOCKS (Cost $3,328,717)		3,813,638
Money Market Funds - 0.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.23% (e)	5,198,200	$ 5,198
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	27,716,470	27,716
TOTAL MONEY MARKET FUNDS (Cost $32,914)		32,914
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,361,631)		3,846,552
NET OTHER ASSETS - (0.6)%		(22,690)
NET ASSETS - 100%		$ 3,823,862
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,639,000 or 0.6% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5
Fidelity Securities Lending Cash Central Fund	371
Total	$ 376
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 647,145	$ 647,145	$ -	$ -
Consumer Staples	47,731	47,731	-	-
Energy	275,415	275,415	-	-
Financials	675,936	662,309	13,627	-
Health Care	265,613	265,613	-	-
Industrials	771,370	761,358	10,012	-
Information Technology	939,981	939,981	-	-
Materials	158,099	158,099	-	-
Telecommunication Services	32,348	32,348	-	-
Money Market Funds	32,914	32,914	-	-
Total Investments in Securities:	$ 3,846,552	$ 3,822,913	$ 23,639	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.9%
Cayman Islands	2.6%
China	2.2%
Germany	2.0%
Brazil	1.9%
Canada	1.6%
Bermuda	1.3%
Netherlands Antilles	1.2%
Others (Individually Less Than 1%)	0.3%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $2,045,828,000 of which $1,272,786,000 and $773,042,000 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,364) - See accompanying schedule: Unaffiliated issuers (cost $3,328,717)	$ 3,813,638
Fidelity Central Funds (cost $32,914)	32,914
Total Investments (cost $3,361,631)		$ 3,846,552
Cash		119
Foreign currency held at value (cost $365)		364
Receivable for investments sold		89,114
Receivable for fund shares sold		1,293
Dividends receivable		4,244
Distributions receivable from Fidelity Central Funds		53
Prepaid expenses		3
Other receivables		137
Total assets		3,941,879

Liabilities
Payable for investments purchased	$ 84,571
Payable for fund shares redeemed	2,398
Accrued management fee	2,433
Other affiliated payables	758
Other payables and accrued expenses	141
Collateral on securities loaned, at value	27,716
Total liabilities		118,017

Net Assets		$ 3,823,862
Net Assets consist of:
Paid in capital		$ 5,014,276
Accumulated net investment loss		(4,630)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,670,707)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		484,923
Net Assets		$ 3,823,862

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Independence: Net Asset Value, offering price and redemption price per share ($3,669,575 ÷ 183,937 shares)	$ 19.95

Class K: Net Asset Value, offering price and redemption price per share ($154,287 ÷ 7,734 shares)	$ 19.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 16,046
Income from Fidelity Central Funds		376
Total income		16,422

Expenses
Management fee Basic fee	$ 11,365
Performance adjustment	4,504
Transfer agent fees	3,931
Accounting and security lending fees	558
Custodian fees and expenses	71
Independent trustees' compensation	12
Registration fees	42
Audit	36
Legal	13
Interest	2
Miscellaneous	32
Total expenses before reductions	20,566
Expense reductions	(144)	20,422
Net investment income (loss)		(4,000)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	433,482
Capital gain distributions from Fidelity Central Funds	5
Foreign currency transactions	(159)
Futures contracts	683
Total net realized gain (loss)		434,011
Change in net unrealized appreciation (depreciation) on: Investment securities	(236,175)
Assets and liabilities in foreign currencies	(12)
Total change in net unrealized appreciation (depreciation)		(236,187)
Net gain (loss)		197,824
Net increase (decrease) in net assets resulting from operations		$ 193,824

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,000)	$ 13,175
Net realized gain (loss)	434,011	(303,965)
Change in net unrealized appreciation (depreciation)	(236,187)	1,385,715
Net increase (decrease) in net assets resulting from operations	193,824	1,094,925
Distributions to shareholders from net investment income	(7,207)	(20,945)
Distributions to shareholders from net realized gain	(1,044)	-
Total distributions	(8,251)	(20,945)
Share transactions - net increase (decrease)	(363,690)	(556,508)
Total increase (decrease) in net assets	(178,117)	517,472

Net Assets
Beginning of period	4,001,979	3,484,507
End of period (including accumulated net investment loss of $4,630 and undistributed net investment income of $6,577, respectively)	$ 3,823,862	$ 4,001,979

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Independence

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.10	$ 14.17	$ 27.60	$ 22.03	$ 19.46	$ 17.39
Income from Investment Operations
Net investment income (loss) D	(.02)	.06	.08	.07	.08	.04
Net realized and unrealized gain (loss)	.91	4.96	(12.75)	5.60	2.54	2.14
Total from investment operations	.89	5.02	(12.67)	5.67	2.62	2.18
Distributions from net investment income	(.03)	(.09)	(.01)	(.10)	(.05)	(.11)
Distributions from net realized gain	(.01)	-	(.75)	-	-	-
Total distributions	(.04) H	(.09)	(.76)	(.10)	(.05)	(.11)
Net asset value, end of period	$ 19.95	$ 19.10	$ 14.17	$ 27.60	$ 22.03	$ 19.46
Total Return B, C	4.65%	35.62%	(47.19)%	25.85%	13.49%	12.61%
Ratios to Average Net Assets E, G
Expenses before reductions	1.02% A	.92%	.91%	.90%	.87%	.77%
Expenses net of fee waivers, if any	1.02% A	.92%	.91%	.90%	.87%	.77%
Expenses net of all reductions	1.01% A	.91%	.90%	.89%	.86%	.72%
Net investment income (loss)	(.20)% A	.36%	.34%	.31%	.41%	.24%
Supplemental Data
Net assets, end of period (in millions)	$ 3,670	$ 3,824	$ 3,407	$ 5,899	$ 4,723	$ 4,654
Portfolio turnover rate F	104% A	173%	173%	175%	169%	119%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.04 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.12	$ 14.18	$ 28.56
Income from Investment Operations
Net investment income (loss) D	(.01)	.09	.09
Net realized and unrealized gain (loss)	.91	4.96	(14.47)
Total from investment operations	.90	5.05	(14.38)
Distributions from net investment income	(.07)	(.11)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.07) I	(.11)	-
Net asset value, end of period	$ 19.95	$ 19.12	$ 14.18
Total Return B, C	4.73%	35.94%	(50.35)%
Ratios to Average Net Assets E, H
Expenses before reductions	.87% A	.73%	.79% A
Expenses net of fee waivers, if any	.87% A	.73%	.79% A
Expenses net of all reductions	.86% A	.72%	.78% A
Net investment income (loss)	(.06)% A	.56%	1.04% A
Supplemental Data
Net assets, end of period (in millions)	$ 154	$ 178	$ 78
Portfolio turnover rate F	104% A	173%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.07 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 615,912
Gross unrealized depreciation	(184,559)
Net unrealized appreciation (depreciation)	$ 431,353

Tax cost	$ 3,415,199

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fidelity Independence Fund recognized net realized gain (loss) of $683 and a change in net unrealized appreciation (depreciation) of $0, related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,083,072 and $2,457,487, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Independence, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Independence	$ 3,884.20
Class K	47.05
	$ 3,931

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $30 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,993.41%		$ 2

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $371.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $144 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Independence	$ 6,585	$ 20,326
Class K	622	619
Total	$ 7,207	$ 20,945
From net realized gain
Independence	$ 998	$ -
Class K	46	-
Total	$ 1,044	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009 A	Six months ended May 31, 2010	Year ended November 30, 2009 A
Independence
Shares sold	6,456	19,015	$ 132,888	$ 286,391
Conversion to Class K	-	(4,612)	-	(73,200)
Reinvestment of distributions	385	1,443	7,469	20,026
Shares redeemed	(23,092)	(56,069)	(472,772)	(841,423)
Net increase (decrease)	(16,251)	(40,223)	$ (332,415)	$ (608,206)
Class K
Shares sold	1,695	3,711	$ 35,378	$ 53,643
Conversion from Independence	-	4,612	-	73,200
Reinvestment of distributions	35	45	668	619
Shares redeemed	(3,326)	(4,524)	(67,321)	(75,764)
Net increase (decrease)	(1,596)	3,844	$ (31,275)	$ 51,698

A Conversion transactions for Class K and Independence are presented for the period December 1, 2008 through August 31, 2009.

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

FRE-K-USAN-0710
1.863218.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 27, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 27, 2010